UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2023

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •  Are Not Bank Guaranteed

Portfolio Manager Commentary (Unaudited)

To Our Shareholders—May 15, 2023

On the following pages, you will find the 2023 semi-annual report for the Portfolios1 (collectively, the “Portfolios”, and individually, a “Portfolio”) of the Bernstein Fund, Inc. (the “Bernstein Fund”). The semi-annual report covers the six- and 12-month periods ended March 31, 2023, and includes financial statements as well as notes to the financial statements, information about the recent performance of the Portfolios and a listing of each Portfolio’s holdings as of the period end.

While the first quarter of 2023 was thankfully less eventful than the first quarter of 2022, it nonetheless had its share of economic and market fireworks. During the six-month period ended March 31, 2023, strong economic data on the one hand and stresses in the banking system on the other set up a challenge for economic policymakers and markets.

Disinflation has continued, though inflation remains higher than policymakers want it to be. But the trend has been generally encouraging, prompting a degree of optimism in the financial markets. We believe interest rates are now likely at or near their peak of this cycle. Recession remains a concern, with the US Federal Reserve’s (the “Fed’s”) own economic staff now expecting one to begin later this year, matching the view of many Wall Street economists. One of the most striking consequences of the economic changes has been the reversal of 2022’s strong dollar, with the dollar falling by almost 10% over the six-month period.

The dollar’s fall has helped the values of other financial assets. After dipping in the third quarter of 2022, most global asset classes rose substantially over the six-month period. Global equities rose 17.5%, with technology stocks leading and financial stocks unsurprisingly lagging. Importantly, while the correlation between stocks and bonds remained elevated, investors finally benefited as a result over this recent period, as both stocks and bonds rose in value simultaneously.

After rising substantially over the course of 2022, Treasury yields stumbled in early 2023, as investors flocked to safety and began to anticipate the end of the Fed’s hiking cycle in the wake of the stresses in the banking sector. The benchmark 10-year Treasury yield fell by 36 basis points (“b.p.”) to 3.47% and the 2-year yield fell by 25 b.p. to 4.03% in the six-month period ended March 31, 2023. Notably, the yield curve remained inverted, with longer-dated bonds yielding less than shorter-dated ones, which we believe suggests economic pressures ahead.

Our portfolio managers continue to monitor the trends for economic activity, corporate profits, the Ukraine situation, China’s reopening, and the likely policy actions of the Fed and other central banks. As the data changes, those portfolio managers are constantly adjusting their portfolios to incorporate their latest views on different geographies, sectors, and companies.

Thank you for your continued confidence in our approach.

If you have any questions about your investments in the Portfolios, please contact your Bernstein Advisor by calling 212.756.4097, or visit www.Bernstein.com. As always, we are firmly dedicated to your investment success.

Sincerely,

Alexander Chaloff

President

Bernstein Fund, Inc.

[1]	This performance discussion is intended as a general market commentary.

Small Cap Core Portfolio

Investment Objectives and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

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2023 Semi-Annual Report	1

Portfolio Manager Commentary (continued)

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Adviser”). The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the US. The Portfolio defines small-capitalization companies as those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (“Russell 2000”) and the largest company in the Russell 2000. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Adviser applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark. Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Adviser is recommending against purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and earnings growth. In general, stocks are purchased when, in the view of the Adviser, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Adviser to dispose of the security. The Adviser expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

International Small Cap Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex USA Small Cap Index. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex USA Small Cap changes.

The Portfolio’s exposure to non-US companies may change over time based on the Adviser’s assessment of market conditions and the investment merit of non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging-market countries and, at times, may invest significantly in emerging markets.

The Adviser seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental

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2	Bernstein Fund, Inc.

Portfolio Manager Commentary (continued)

research, the Adviser generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Adviser typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

International Strategic Equities Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the MSCI ACWI ex USA, which includes both developed- and emerging-market countries. The Portfolio focuses on securities of large-cap and mid-cap companies. The Adviser expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex USA and may invest in issuers in countries outside of the MSCI ACWI ex USA. The Portfolio’s exposure among non-US countries may change over time based on the Adviser’s assessment of market conditions and the investment merit of particular non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.

The Adviser utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in

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2023 Semi-Annual Report	3

Portfolio Manager Commentary (continued)

the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

4	Bernstein Fund, Inc.

Disclosures and Risks (Unaudited)

Benchmark Disclosures

None of the following indices or averages reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The MSCI ACWI ex USA Small Cap (net) measures the performance of the small-cap market segment across 22 of 23 developed markets (excluding the US) and 24 emerging-market countries. The MSCI ACWI ex USA (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. Investors cannot invest directly in an index, and their results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Portfolios:

The share price of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Cybersecurity Risk: As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Sector Risk: The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Market Risk: The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest-rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or

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2023 Semi-Annual Report	5

Disclosures and Risks (continued)

political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s recent invasion of Ukraine, the United States, the European Union and the regulatory bodies of certain other countries instituted numerous sanctions against certain Russian individuals and Russian entities. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian stocks. These sanctions could result in the immediate freeze of Russian securities, including securities in the form of ADRs, impairing the ability of the Portfolios to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk: The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of small- and mid-capitalization companies generally are more volatile than those of large-capitalization companies and are more likely to be adversely affected than large-capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small- and mid-capitalization companies may underperform large-capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk: The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk: The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter

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6	Bernstein Fund, Inc.

Disclosures and Risks (continued)

derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self- liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

International Small Cap and International Strategic Equities Portfolios

Foreign (Non-US) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in US securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the

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2023 Semi-Annual Report	7

Disclosures and Risks (continued)

Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk: The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging-Markets Securities Risk: The risks of investing in foreign (non-US) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk: This is the risk that changes in foreign (non-US) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the US dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the US dollar). The value of the US dollar has recently appreciated in value against most foreign currencies, which may negatively affect the value of the Portfolios’ foreign investments when converted to US dollars.

Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

These risks are discussed in further detail in the Portfolios’ prospectus.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Performance information is as of the dates shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling 212.756.4097. The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit www.Bernstein.com, click on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports”, or call Bernstein’s mutual fund shareholder help line at 212.756.4097 or contact your Bernstein Advisor. Please read the prospectus and/or summary prospectus carefully before investing.

8	Bernstein Fund, Inc.

Historical Performance (Unaudited)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2023	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
Small Cap Core Portfolio
SCB Class Shares[1]					12/29/2015
NAV Returns	12.07%	-8.47%	4.30%	6.25%
SEC Returns (reflects applicable sales charges)	12.07%	-8.47%	4.30%	6.25%
Advisor Class Shares[1]					12/29/2015
NAV Returns	12.32%	-8.18%	4.57%	6.52%
SEC Returns (reflects applicable sales charges)	12.32%	-8.18%	4.57%	6.52%
Class Z Shares[1]					12/29/2015
NAV Returns	12.26%	-8.17%	4.60%	6.54%
SEC Returns (reflects applicable sales charges)	12.26%	-8.17%	4.60%	6.54%
Russell 2000 Index	9.14%	-11.61%	4.71%	7.69%
Lipper Small-Cap Core Funds Average	12.82%	-7.67%	5.53%	7.89%

The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.13%, 0.88% and 0.87% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.

See Disclosures, Risks and Note About Historical Performance on pages 5–8.

(Historical Performance continued on next page)

2023 Semi-Annual Report	9

Historical Performance (continued from previous page)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2023	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
International Small Cap Portfolio
SCB Class Shares[1]					12/21/2015
NAV Returns	22.23%	-9.05%	-0.57%	4.23%
SEC Returns (reflects applicable sales charges)	22.23%	-9.05%	-0.57%	4.23%
Advisor Class Shares[1]					12/21/2015
NAV Returns	22.35%	-8.80%	-0.31%	4.47%
SEC Returns (reflects applicable sales charges)	22.35%	-8.80%	-0.31%	4.47%
Class Z Shares[1]					12/21/2015
NAV Returns	22.35%	-8.80%	-0.31%	4.48%
SEC Returns (reflects applicable sales charges)	22.35%	-8.80%	-0.31%	4.48%
MSCI ACWI ex USA Small Cap (net)	18.63%	-10.37%	1.67%	5.84%
Lipper International Small/Mid-Cap Growth Funds Average	21.22%	-10.03%	1.19%	5.46%

The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.32%, 1.07% and 1.07% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.

See Disclosures, Risks and Note About Historical Performance on pages 5–8.

(Historical Performance continued on next page)

10	Bernstein Fund, Inc.

Historical Performance (continued from previous page)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2023	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
International Strategic Equities Portfolio
SCB Class Shares[1]					12/21/2015
NAV Returns	21.63%	-6.25%	-0.13%	4.37%
SEC Returns (reflects applicable sales charges)	21.63%	-6.25%	-0.13%	4.37%
Advisor Class Shares[1]					12/21/2015
NAV Returns	21.79%	-6.07%	0.11%	4.61%
SEC Returns (reflects applicable sales charges)	21.79%	-6.07%	0.11%	4.61%
Class Z Shares[1]					12/21/2015
NAV Returns	21.84%	-6.08%	0.11%	4.62%
SEC Returns (reflects applicable sales charges)	21.84%	-6.08%	0.11%	4.62%
MSCI ACWI ex USA (net)	22.13%	-5.07%	2.47%	5.81%
Lipper International Multi-Cap Growth Funds Average	24.26%	-5.86%	2.48%	5.65%

The current prospectus table shows the total annual operating expense ratios for the Portfolio as 0.94%, 0.70% and 0.71% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.

See Disclosures, Risks and Note About Historical Performance on pages 5–8.

(Historical Performance continued on next page)

2023 Semi-Annual Report	11

Historical Performance (continued from previous page)

Small Cap Core—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Small Cap—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Strategic Equities—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

Past performance is no guarantee of future results and an investment in the Portfolios could lose value. Each chart illustrates the total value of an assumed $10,000 investment as compared with the performance of each Portfolio’s respective benchmark and Lipper Average for the period since inception through March 31, 2023.

1	Inception date: 12/29/2015.

2	Inception date: 12/21/2015.

See Disclosures, Risks and Note About Historical Performance on pages 5–8.

12	Bernstein Fund, Inc.

Expense Example—March 31, 2023 (Unaudited)

As a shareholder of a Portfolio, you incur various ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE OCTOBER 1, 2022	ENDING ACCOUNT VALUE MARCH 31, 2023	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
Small Cap Core Portfolio
SCB Class
Actual	$1,000	$1,120.70	$6.03	1.14%
Hypothetical**	$1,000	$1,019.25	$5.74	1.14%
Advisor Class
Actual	$1,000	$1,123.20	$4.71	0.89%
Hypothetical**	$1,000	$1,020.49	$4.48	0.89%
Class Z
Actual	$1,000	$1,122.60	$4.66	0.88%
Hypothetical**	$1,000	$1,020.54	$4.43	0.88%

International Small Cap Portfolio
SCB Class
Actual	$1,000	$1,222.30	$7.37	1.33%
Hypothetical**	$1,000	$1,018.30	$6.69	1.33%
Advisor Class
Actual	$1,000	$1,223.50	$5.99	1.08%
Hypothetical**	$1,000	$1,019.55	$5.44	1.08%
Class Z
Actual	$1,000	$1,223.50	$5.99	1.08%
Hypothetical**	$1,000	$1,019.55	$5.44	1.08%

International Strategic Equities Portfolio
SCB Class
Actual	$1,000	$1,216.30	$5.30	0.96%
Hypothetical**	$1,000	$1,020.14	$4.84	0.96%
Advisor Class
Actual	$1,000	$1,217.90	$3.93	0.71%
Hypothetical**	$1,000	$1,021.39	$3.58	0.71%
Class Z
Actual	$1,000	$1,218.40	$3.98	0.72%
Hypothetical**	$1,000	$1,021.34	$3.63	0.72%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2023 Semi-Annual Report	13

Portfolio Summary—March 31, 2023 (Unaudited)

Small Cap Core Portfolio

Sector Breakdown[1]
Industrials	19.7%
Information Technology	15.3
Financials	15.1
Health Care	14.8
Consumer Discretionary	11.9
Energy	6.7
Real Estate	5.6
Materials	4.0
Consumer Staples	3.0
Utilities	2.6
Communication Services	1.3

International Small Cap Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Industrials	22.7%
Consumer Discretionary	14.5
Information Technology	11.3
Financials	10.6
Materials	10.1
Communication Services	8.4
Health Care	6.2
Real Estate	5.2
Energy	4.7
Consumer Staples	3.9
Utilities	2.4

International Strategic Equities Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Financials	18.7%
Industrials	18.1
Consumer Discretionary	15.5
Information Technology	15.2
Health Care	10.3
Consumer Staples	8.5
Materials	6.6
Energy	5.0
Real Estate	1.4
Communication Services	0.7

1	The Portfolio’s country and sector breakdowns are expressed as a percentage of each Portfolio’s long-term investments and may vary over time. Each Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for additional details).

2	“Other” represents 8.0% in MSCI EM Index countries, 11.6% in MSCI EAFE Index countries and 2.2% in other emerging-market countries.

3	“Other” represents 6.3% in MSCI EM Index countries, 4.0% in MSCI EAFE Index countries and 1.9% in other emerging-market countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

14	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2023 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%

Industrials–19.5%
Aerospace & Defense–0.4%
Curtiss-Wright Corp.	15,690	$2,765,519

Air Freight & Logistics–0.3%
Radiant Logistics, Inc.(a)	343,333	2,252,264

Building Products–2.0%
Builders FirstSource, Inc.(a)	44,607	3,960,210
Masonite International Corp.(a)	25,120	2,280,142
Simpson Manufacturing Co., Inc.	30,835	3,380,749
UFP Industries, Inc.	48,777	3,876,308

		13,497,409

Commercial Services & Supplies–0.6%
Tetra Tech, Inc.	26,222	3,852,274

Construction & Engineering–4.4%
AECOM	46,757	3,942,550
Arcosa, Inc.	48,710	3,074,088
Comfort Systems USA, Inc.	41,314	6,030,191
EMCOR Group, Inc.	39,450	6,414,176
Fluor Corp.(a)	98,370	3,040,617
MasTec, Inc.(a)	38,374	3,624,041
WillScot Mobile Mini Holdings Corp.(a)	84,680	3,969,798

		30,095,461

Electrical Equipment–0.6%
Regal Rexnord Corp.	26,950	3,792,674

Ground Transportation–0.7%
ArcBest Corp.	48,672	4,498,266

Machinery–2.4%
Kadant, Inc.	15,600	3,252,912
Oshkosh Corp.	37,740	3,139,213
Shyft Group, Inc. (The)	83,770	1,905,768
Terex Corp.	83,340	4,031,989
Wabash National Corp.	174,181	4,283,111

		16,612,993

Marine Transportation–0.4%
Star Bulk Carriers Corp.	115,790	2,445,485

Professional Services–4.9%
CACI International, Inc.–Class A(a)	6,426	1,903,895
Concentrix Corp.	15,933	1,936,656
Insperity, Inc.	40,871	4,967,870
KBR, Inc.	65,224	3,590,581
Kforce, Inc.	54,640	3,455,434
Korn Ferry	73,700	3,813,238
Maximus, Inc.	74,941	5,897,857
Science Applications International Corp.	24,790	2,663,934
TriNet Group, Inc.(a)	50,230	4,049,040

Company	Shares	U.S. $ Value
TTEC Holdings, Inc.	29,680	$1,104,986

		33,383,491

Trading Companies & Distributors–2.8%
Applied Industrial Technologies, Inc.	27,687	3,935,153
Boise Cascade Co.	49,552	3,134,164
GMS, Inc.(a)	76,551	4,431,538
MRC Global, Inc.(a)	313,240	3,044,693
Rush Enterprises, Inc.–Class A	81,270	4,437,342

		18,982,890

		132,178,726

Information Technology–15.1%
Communications Equipment–0.2%
Lumentum Holdings, Inc.(a)	33,110	1,788,271

Electronic Equipment, Instruments & Components–5.7%
Allegro MicroSystems, Inc.(a)	115,920	5,563,001
Avnet, Inc.	80,980	3,660,296
Fabrinet(a)	24,738	2,937,885
Insight Enterprises, Inc.(a)	40,480	5,787,021
Jabil, Inc.	58,119	5,123,771
OSI Systems, Inc.(a)	36,832	3,770,123
Sanmina Corp.(a)	76,036	4,637,436
TD SYNNEX Corp.	28,633	2,771,388
TTM Technologies, Inc.(a)	254,330	3,430,912
Vishay Intertechnology, Inc.	36,971	836,284

		38,518,117

IT Services–1.1%
Perficient, Inc.(a)	42,026	3,033,857
WNS Holdings Ltd. (ADR)(a)	45,182	4,209,607

		7,243,464

Semiconductors & Semiconductor Equipment–2.9%
Kulicke & Soffa Industries, Inc.	80,913	4,263,306
Lattice Semiconductor Corp.(a)	39,768	3,797,844
MACOM Technology Solutions Holdings, Inc.(a)	69,550	4,926,922
Onto Innovation, Inc.(a)	51,040	4,485,395
SMART Global Holdings, Inc.(a)	121,450	2,093,798

		19,567,265

Software–5.2%
A10 Networks, Inc.	228,120	3,533,579
ACI Worldwide, Inc.(a)	134,100	3,618,018
Box, Inc.–Class A(a)	131,400	3,520,206
CommVault Systems, Inc.(a)	74,518	4,228,151
Consensus Cloud Solutions, Inc.(a)	26,223	893,942
Manhattan Associates, Inc.(a)	28,135	4,356,705
NCR Corp.(a)	82,459	1,945,208
Progress Software Corp.	71,561	4,111,179
Qualys, Inc.(a)	31,100	4,043,622
SPS Commerce, Inc.(a)	33,200	5,056,360

		35,306,970

		102,424,087

2023 Semi-Annual Report	15

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Financials–15.0%
Banks–8.2%
1st Source Corp.	50,437	$2,176,357
Associated Banc-Corp.	193,710	3,482,906
Bancorp, Inc. (The)(a)	136,568	3,803,419
Bank of NT Butterfield & Son Ltd. (The)	46,720	1,261,440
BankUnited, Inc.	121,229	2,737,351
Cathay General Bancorp	68,550	2,366,346
Civista Bancshares, Inc.	141,839	2,394,242
Community Trust Bancorp, Inc.	72,960	2,768,832
First BanCorp./Puerto Rico	290,210	3,314,198
First Citizens BancShares, Inc./NC–Class A	2,873	2,795,716
Great Southern Bancorp, Inc.	44,229	2,241,526
Hilltop Holdings, Inc.	131,056	3,888,431
Home BancShares, Inc./AR	152,270	3,305,782
International Bancshares Corp.	79,390	3,399,480
New York Community Bancorp, Inc.	283,128	2,559,477
Northeast Bank	91,941	3,094,734
Republic Bancorp, Inc./KY–Class A	52,740	2,237,758
Synovus Financial Corp.	82,832	2,553,711
Texas Capital Bancshares, Inc.(a)	42,170	2,064,643
Wintrust Financial Corp.	41,050	2,994,597

		55,440,946

Capital Markets–1.2%
Evercore, Inc.–Class A	27,032	3,118,952
Houlihan Lokey, Inc.	57,596	5,039,074

		8,158,026

Consumer Finance–0.8%
Nelnet, Inc.–Class A	39,533	3,632,688
OneMain Holdings, Inc.	49,464	1,834,125

		5,466,813

Financial Services–2.2%
Essent Group Ltd.	83,977	3,363,279
EVERTEC, Inc.	81,834	2,761,897
MGIC Investment Corp.	266,780	3,580,188
Mr Cooper Group, Inc.(a)	81,490	3,338,645
PennyMac Financial Services, Inc.	32,538	1,939,590

		14,983,599

Insurance–2.2%
Assured Guaranty Ltd.	52,060	2,617,056
Hanover Insurance Group, Inc. (The)	24,840	3,191,940
Kinsale Capital Group, Inc.	17,950	5,387,692
Palomar Holdings, Inc.(a)	30,090	1,660,968
Primerica, Inc.	11,890	2,047,934

		14,905,590

Mortgage Real Estate Investment Trusts (REITs)–0.4%
Ellington Financial, Inc.	117,851	1,438,961
PennyMac Mortgage Investment Trust	99,930	1,232,137

		2,671,098

		101,626,072

Company	Shares	U.S. $ Value

Health Care–14.7%
Biotechnology–5.4%
Arcus Biosciences, Inc.(a)	52,120	$950,669
Arrowhead Pharmaceuticals, Inc.(a)	64,492	1,638,097
Ascendis Pharma A/S (ADR)(a)	10,027	1,075,095
Blueprint Medicines Corp.(a)	33,705	1,516,388
Coherus Biosciences, Inc.(a)	122,049	834,815
Cytokinetics, Inc.(a)	41,160	1,448,421
Denali Therapeutics, Inc.(a)	41,960	966,758
Eagle Pharmaceuticals, Inc./DE(a)	22,532	639,233
Emergent BioSolutions, Inc.(a)	27,391	283,771
Erasca, Inc.(a)	128,090	385,551
Gossamer Bio, Inc.(a)	148,270	186,820
Halozyme Therapeutics, Inc.(a)	72,522	2,769,615
Insmed, Inc.(a)	111,981	1,909,276
Intellia Therapeutics, Inc.(a)	42,360	1,578,757
IVERIC bio, Inc.(a)	88,160	2,144,933
Karuna Therapeutics, Inc.(a)	13,714	2,491,011
Legend Biotech Corp. (ADR)(a)	23,550	1,135,581
Mirati Therapeutics, Inc.(a)	13,271	493,416
Natera, Inc.(a)	16,087	893,150
PTC Therapeutics, Inc.(a)	38,020	1,841,689
Recursion Pharmaceuticals, Inc.–Class A(a)	145,540	970,752
Relay Therapeutics, Inc.(a)	80,340	1,323,200
Sarepta Therapeutics, Inc.(a)	9,210	1,269,414
Syndax Pharmaceuticals, Inc.(a)	57,120	1,206,375
Twist Bioscience Corp.(a)	25,405	383,107
Ultragenyx Pharmaceutical, Inc.(a)	29,394	1,178,699
Vericel Corp.(a)	54,460	1,596,767
Verve Therapeutics, Inc.(a)	36,270	523,013
Vir Biotechnology, Inc.(a)	75,917	1,766,589
Y-mAbs Therapeutics, Inc.(a)	109,239	547,287
Zentalis Pharmaceuticals, Inc.(a)	34,370	591,164

		36,539,413

Health Care Equipment & Supplies–3.3%
CONMED Corp.	23,779	2,469,687
Integer Holdings Corp.(a)	49,130	3,807,575
iRhythm Technologies, Inc.(a)	32,415	4,020,432
Lantheus Holdings, Inc.(a)	63,440	5,237,606
Mesa Laboratories, Inc.	7,340	1,282,518
Orthofix Medical, Inc.(a)	80,440	1,347,370
Shockwave Medical, Inc.(a)	12,750	2,764,583
STAAR Surgical Co.(a)	25,550	1,633,923

		22,563,694

Health Care Providers & Services–2.7%
AMN Healthcare Services, Inc.(a)	40,655	3,372,739
Chemed Corp.	6,855	3,686,276
ModivCare, Inc.(a)	23,990	2,017,079
NeoGenomics, Inc.(a)	55,720	970,085
Option Care Health, Inc.(a)	109,720	3,485,804
Owens & Minor, Inc.(a)	41,540	604,407
Pediatrix Medical Group, Inc.(a)	158,170	2,358,315
Tenet Healthcare Corp.(a)	32,657	1,940,479

		18,435,184

16	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Health Care Technology–1.0%
Computer Programs & Systems, Inc.(a)	114,540	$3,459,108
Health Catalyst, Inc.(a)	86,254	1,006,584
NextGen Healthcare, Inc.(a)	136,880	2,383,081

		6,848,773

Life Sciences Tools & Services–1.6%
ICON PLC(a)	9,955	2,126,288
Medpace Holdings, Inc.(a)	26,932	5,064,563
Repligen Corp.(a)	10,136	1,706,497
Syneos Health, Inc.(a)	43,206	1,538,998

		10,436,346

Pharmaceuticals–0.7%
Corcept Therapeutics, Inc.(a)	69,464	1,504,590
Harmony Biosciences Holdings, Inc.(a)	22,000	718,300
Intra-Cellular Therapies, Inc.(a)	48,530	2,627,900

		4,850,790

		99,674,200

Consumer Discretionary–11.8%
Automobile Components–1.6%
Dana, Inc.	144,590	2,176,079
Fox Factory Holding Corp.(a)	30,260	3,672,656
Goodyear Tire & Rubber Co. (The)(a)	265,580	2,926,692
Patrick Industries, Inc.	28,562	1,965,351

		10,740,778

Automobiles–0.5%
Thor Industries, Inc.	21,957	1,748,656
Winnebago Industries, Inc.	28,686	1,655,182

		3,403,838

Diversified Consumer Services–1.9%
Adtalem Global Education, Inc.(a)	108,280	4,181,774
Hillenbrand, Inc.	98,212	4,668,016
Perdoceo Education Corp.(a)	299,602	4,023,655

		12,873,445

Hotels, Restaurants & Leisure–3.3%
Churchill Downs, Inc.	16,630	4,274,741
Dine Brands Global, Inc.	49,470	3,346,151
Hilton Grand Vacations, Inc.(a)	86,970	3,864,077
Marriott Vacations Worldwide Corp.	22,896	3,087,755
Papa John’s International, Inc.	42,000	3,147,060
Planet Fitness, Inc.–Class A(a)	31,473	2,444,508
Travel + Leisure Co.	57,381	2,249,335

		22,413,627

Household Durables–1.5%
KB Home	93,200	3,744,776
Taylor Morrison Home Corp.(a)	169,641	6,490,465

		10,235,241

Leisure Products–0.2%
MasterCraft Boat Holdings, Inc.(a)	48,685	1,481,485

Company	Shares	U.S. $ Value
Specialty Retail–0.8%
Citi Trends, Inc.(a)	69,370	$1,319,417
Murphy USA, Inc.	6,123	1,580,040
Sally Beauty Holdings, Inc.(a)	138,400	2,156,272

		5,055,729

Textiles, Apparel & Luxury Goods–2.0%
Carter’s, Inc.	30,000	2,157,600
Crocs, Inc.(a)	42,522	5,376,482
Deckers Outdoor Corp.(a)	6,260	2,814,183
Oxford Industries, Inc.	31,845	3,362,513

		13,710,778

		79,914,921

Energy–6.7%
Energy Equipment & Services–1.8%
Cactus, Inc.–Class A	48,160	1,985,637
ChampionX Corp.	160,010	4,341,071
Helmerich & Payne, Inc.	28,580	1,021,735
Oceaneering International, Inc.(a)	129,500	2,283,085
Patterson-UTI Energy, Inc.	195,790	2,290,743

		11,922,271

Oil, Gas & Consumable Fuels–4.9%
Antero Resources Corp.(a)	75,490	1,743,064
Chord Energy Corp.	30,780	4,142,988
Civitas Resources, Inc.	42,250	2,887,365
HF Sinclair Corp.	65,982	3,192,209
Magnolia Oil & Gas Corp.–Class A	186,550	4,081,714
Matador Resources Co.	85,410	4,069,787
Ovintiv, Inc. (New York)	69,830	2,519,466
PBF Energy, Inc.–Class A	117,970	5,115,179
PDC Energy, Inc.	55,930	3,589,588
Teekay Tankers Ltd.–Class A(a)	46,995	2,017,495

		33,358,855

		45,281,126

Real Estate–5.5%
Diversified REITs–0.8%
Alexander & Baldwin, Inc.	171,509	3,243,235
Armada Hoffler Properties, Inc.	173,950	2,054,350

		5,297,585

Health Care REITs–1.1%
CareTrust REIT, Inc.	75,347	1,475,294
Healthcare Realty Trust, Inc.	106,430	2,057,292
Physicians Realty Trust	110,792	1,654,125
Sabra Health Care REIT, Inc.	207,190	2,382,685

		7,569,396

Hotel & Resort REITs–1.3%
Apple Hospitality REIT, Inc.	241,860	3,753,667
DiamondRock Hospitality Co.	211,730	1,721,365
RLJ Lodging Trust	293,659	3,112,785

		8,587,817

2023 Semi-Annual Report	17

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Industrial REITs–1.2%
First Industrial Realty Trust, Inc.	49,856	$2,652,339
Industrial Logistics Properties Trust	96,380	295,887
STAG Industrial, Inc.	91,124	3,081,814
Terreno Realty Corp.	35,224	2,275,470

		8,305,510

Office REITs–0.2%
Cousins Properties, Inc.	48,306	1,032,782

Real Estate Management & Development–0.4%
Anywhere Real Estate, Inc.(a)	205,091	1,082,880
RE/MAX Holdings, Inc.–Class A	95,093	1,783,945

		2,866,825

Residential REITs–0.3%
NexPoint Residential Trust, Inc.	49,210	2,149,001

Specialized REITs–0.2%
VICI Properties, Inc.	51,757	1,688,313

		37,497,229

Materials–3.9%
Chemicals–1.6%
AdvanSix, Inc.	86,330	3,303,849
Huntsman Corp.	107,875	2,951,460
Innospec, Inc.	25,680	2,636,566
Orion Engineered Carbons SA	73,990	1,930,399

		10,822,274

Metals & Mining–1.6%
B2Gold Corp.	436,440	1,719,573
Commercial Metals Co.	73,232	3,581,045
Reliance Steel & Aluminum Co.	16,162	4,149,432
Schnitzer Steel Industries, Inc.–Class A	38,420	1,194,862

		10,644,912

Paper & Forest Products–0.7%
Louisiana-Pacific Corp.	47,815	2,592,051
Sylvamo Corp.	55,810	2,581,771

		5,173,822

		26,641,008

Consumer Staples–2.9%
Consumer Staples Distribution & Retail–0.7%
Grocery Outlet Holding Corp.(a)	79,900	2,257,974
Village Super Market, Inc.–Class A	104,068	2,381,076

		4,639,050

Food Products–2.0%
Cal-Maine Foods, Inc.	45,210	2,752,837
Hain Celestial Group, Inc. (The)(a)	199,745	3,425,627
John B Sanfilippo & Son, Inc.	39,555	3,833,671
Nomad Foods Ltd.(a)	194,110	3,637,621

		13,649,756

Company	Shares	U.S. $ Value
Personal Care Products–0.2%
USANA Health Sciences, Inc.(a)	27,150	$1,707,735

		19,996,541

Utilities–2.6%
Electric Utilities–1.7%
ALLETE, Inc.	72,710	4,680,343
IDACORP, Inc.	28,340	3,070,072
Portland General Electric Co.	76,410	3,735,685

		11,486,100

Gas Utilities–0.4%
Chesapeake Utilities Corp.	21,720	2,779,943

Multi-Utilities–0.5%
NorthWestern Corp.	60,435	3,496,769

		17,762,812

Communication Services–1.2%
Entertainment–0.2%
IMAX Corp.(a)	61,810	1,185,516

Interactive Media & Services–0.5%
Ziff Davis, Inc.(a)	43,809	3,419,292

Media–0.5%
Nexstar Media Group, Inc.–Class A	22,398	3,867,239

		8,472,047

Total Common Stocks (cost $545,568,954)		671,468,769

SHORT-TERM INVESTMENTS–0.9%
Investment Companies–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.75%(b)(c)(d) (cost $5,920,418)	5,920,418	5,920,418

Total Investments—99.8% (cost $551,489,372)		677,389,187

Other assets less liabilities—0.2%		1,442,191

Net Assets—100.0%		$678,831,378

18	Bernstein Fund, Inc.

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	160	June 2023	$14,508,000	$217,085

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

2023 Semi-Annual Report	19

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2023 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–98.4%

Industrials–22.3%
Aerospace & Defense–2.9%
Babcock International Group PLC(a)	2,118,419	$7,825,823
QinetiQ Group PLC	596,565	2,396,662
Saab AB–Class B	399,487	24,269,247

		34,491,732

Air Freight & Logistics–0.9%
Cia de Distribucion Integral Logista Holdings SA	38,070	949,941
Hamakyorex Co., Ltd.	100,300	2,446,211
Mitsui-Soko Holdings Co., Ltd.	85,100	2,527,939
Senko Group Holdings Co., Ltd.	337,100	2,407,520
Trancom Co., Ltd.	46,000	2,574,837

		10,906,448

Building Products–0.8%
Bunka Shutter Co., Ltd.	316,800	2,649,114
Fletcher Building Ltd.	1,526,150	4,175,738
Inwido AB	216,876	2,310,890

		9,135,742

Commercial Services & Supplies–0.9%
Downer EDI Ltd.	2,133,090	4,921,437
Intrum AB	75,520	813,926
Mitie Group PLC	2,955,964	2,991,637
Serco Group PLC	1,220,668	2,309,921

		11,036,921

Construction & Engineering–1.9%
Balfour Beatty PLC	2,289,174	10,516,291
Hazama Ando Corp.	1,470,700	9,512,783
Veidekke ASA	233,684	2,480,251

		22,509,325

Electrical Equipment–2.0%
Fuji Electric Co., Ltd.	150,300	5,935,394
Nexans SA	97,920	9,756,562
TKH Group NV	155,399	8,099,246

		23,791,202

Ground Transportation–1.1%
Maruzen Showa Unyu Co., Ltd.	110,800	2,697,708
Nikkon Holdings Co., Ltd.	136,700	2,561,738
NTG Nordic Transport Group A/S(a)	50,450	3,006,969
Redde Northgate PLC	461,870	1,968,530
Sakai Moving Service Co., Ltd.	74,200	2,596,263

		12,831,208

Industrial Conglomerates–1.1%
Bidvest Group Ltd. (The)	753,200	10,720,357

Company	Shares	U.S. $ Value
Nolato AB–Class B	521,708	$2,649,877

		13,370,234

Machinery–5.6%
Amada Co., Ltd.	1,268,800	11,893,025
ANDRITZ AG	50,985	3,449,856
ATS Corp.(a)	256,432	10,737,319
Ebara Corp.	68,400	3,185,005
Fuji Corp./Aichi	380,200	6,437,839
Glory Ltd.	348,600	7,630,890
IMI PLC	108,467	2,053,149
Kawasaki Heavy Industries Ltd.	426,600	9,338,970
Morgan Advanced Materials PLC	677,890	2,381,363
Nabtesco Corp.	290,800	7,152,555
NKT A/S(a)	21,527	1,122,725
Turk Traktor ve Ziraat Makineleri AS	78,165	2,041,390

		67,424,086

Marine Transportation–0.2%
Golden Ocean Group Ltd.	237,951	2,247,763

Passenger Airlines–1.0%
JET2 PLC	178,061	2,903,975
Wizz Air Holdings PLC(a)(b)	237,496	8,721,484

		11,625,459

Professional Services–1.4%
BayCurrent Consulting, Inc.	77,600	3,221,804
Danel Adir Yeoshua Ltd.	33,152	2,431,952
dip Corp.	283,900	7,609,918
NICE Information Service Co., Ltd.	108,024	1,026,382
Transcosmos, Inc.	111,200	2,639,427

		16,929,483

Trading Companies & Distributors–0.7%
Howden Joinery Group PLC	305,640	2,639,052
Inaba Denki Sangyo Co., Ltd.	36,000	786,935
Russel Metals, Inc.	105,225	2,672,863
Yuasa Trading Co., Ltd.	95,500	2,734,913

		8,833,763

Transportation Infrastructure–1.8%
Anhui Expressway Co., Ltd.–Class H	2,612,000	2,635,106
Grupo Aeroportuario del Centro Norte SAB de CV	1,216,552	13,585,956
Gujarat Pipavav Port Ltd.	1,926,424	2,722,513
Sumitomo Warehouse Co., Ltd. (The)	168,800	2,777,367

		21,720,942

		266,854,308

Consumer Discretionary–14.3%
Automobile Components–2.8%
Faurecia SE (Paris)(a)	521,172	11,326,906
Mahle-Metal Leve SA	391,800	2,359,249
Motherson Sumi Wiring India Ltd.	3,469,620	2,030,380
NGK Spark Plug Co., Ltd.	143,300	2,965,292
PWR Holdings Ltd.	345,112	2,310,275

20	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Schaeffler AG (Preference Shares)	365,586	$2,784,172
Tianneng Power International Ltd.	1,968,000	2,330,855
Toyo Tire Corp.	672,794	7,875,028

		33,982,157

Automobiles–0.7%
Piaggio & C SpA	1,984,869	8,461,029

Broadline Retail–0.2%
Europris ASA(b)	371,863	2,582,303

Hotels, Restaurants & Leisure–3.5%
Domino’s Pizza Group PLC	715,871	2,524,176
Entain PLC	459,752	7,139,997
Greggs PLC	93,624	3,215,127
Jollibee Foods Corp.	2,325,880	9,588,244
Jumbo Interactive Ltd.	276,764	2,343,701
KFC Holdings Japan Ltd.	126,400	2,695,747
Kindred Group PLC (SDR)	792,369	8,872,935
Tongcheng Travel Holdings Ltd.(a)	2,665,200	5,801,494

		42,181,421

Household Durables–0.5%
Ki-Star Real Estate Co., Ltd.	181,500	5,692,410

Leisure Products–0.9%
BRP, Inc.	108,845	8,517,534
Sega Sammy Holdings, Inc.	145,300	2,761,814

		11,279,348

Specialty Retail–1.9%
ABC-Mart, Inc.	136,200	7,537,109
Delek Automotive Systems Ltd.	185,346	1,725,656
EDION Corp.	259,400	2,508,486
Kohnan Shoji Co., Ltd.	88,900	2,180,070
Mobilezone Holding AG (REG)	66,853	1,093,504
Pet Valu Holdings Ltd.	87,322	2,431,965
Sleep Country Canada Holdings, Inc.(b)	126,266	2,202,998
Synsam AB	615,494	2,404,703

		22,084,491

Textiles, Apparel & Luxury Goods–3.8%
Asics Corp.	395,000	11,251,353
Eclat Textile Co., Ltd.	476,000	7,772,082
Handsome Co., Ltd.	76,556	1,534,650
HUGO BOSS AG	102,391	7,362,987
JNBY Design Ltd.(b)	1,194,500	1,367,331
Marimekko Oyj	272,246	2,886,425
Pandora A/S	131,661	12,637,898

		44,812,726

		171,075,885

Information Technology–11.1%
Communications Equipment–0.6%
Sterlite Technologies Ltd.	2,860,052	5,149,507
VTech Holdings Ltd.	282,700	1,691,864

		6,841,371

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components–2.2%
Anritsu Corp.	238,600	$2,205,588
AUO Corp.	12,616,000	7,664,716
E Ink Holdings, Inc.	1,923,000	11,737,311
Kaga Electronics Co., Ltd.	69,800	2,650,715
Test Research, Inc.	1,013,000	2,118,625

		26,376,955

IT Services–0.5%
Computacenter PLC	78,560	2,083,504
NSD Co., Ltd.	58,700	1,058,832
Sonata Software Ltd.	266,700	2,744,215

		5,886,551

Semiconductors & Semiconductor Equipment–6.5%
ASPEED Technology, Inc.	27,000	2,356,467
BE Semiconductor Industries NV	17,231	1,506,085
Elan Microelectronics Corp.	469,000	1,544,828
Elite Semiconductor Microelectronics Technology, Inc.	337,000	928,136
Himax Technologies, Inc. (ADR)	607,023	4,935,097
LX Semicon Co., Ltd.	35,463	3,078,149
Melexis NV	25,269	2,926,447
Micronics Japan Co., Ltd.	237,200	2,402,540
Nanya Technology Corp.	4,034,000	8,847,842
Optorun Co., Ltd.	376,700	6,332,092
Phison Electronics Corp.	137,000	1,769,855
Pixart Imaging, Inc.	310,000	1,102,337
Rorze Corp.	98,800	8,766,903
Sanken Electric Co., Ltd.	182,300	14,631,220
SCREEN Holdings Co., Ltd.	35,000	3,104,643
Siltronic AG	67,819	4,960,392
Sino-American Silicon Products, Inc.	451,000	2,321,916
Sitronix Technology Corp.	105,000	823,931
Tokyo Seimitsu Co., Ltd.	75,800	2,942,631
u-blox Holding AG(a)	15,183	2,121,922

		77,403,433

Software–1.3%
Absolute Software Corp.	71,768	561,293
Fortnox AB	432,304	2,957,969
Iress Ltd.	399,772	2,674,268
Oracle Financial Services Software Ltd.	64,210	2,567,711
SimCorp A/S	39,561	2,992,324
Tanla Platforms Ltd.	659,924	4,224,720

		15,978,285

		132,486,595

Financials–10.4%
Banks–6.4%
Alpha Services and Holdings SA(a)	3,745,112	4,602,855
Banco de Sabadell SA	9,174,351	9,866,464
Bank of Ireland Group PLC	1,140,364	11,538,542
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	26,736,700	2,425,960
Bank Pembangunan Daerah Jawa Timur Tbk PT(a)	47,991,500	2,354,594

2023 Semi-Annual Report	21

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
BAWAG Group AG(a)(b)	162,574	$7,896,063
BNK Financial Group, Inc.	438,540	2,199,942
City Union Bank Ltd.	3,412,216	5,225,541
Federal Bank Ltd.	3,370,830	5,440,518
Kiatnakin Phatra Bank PCL	1,190,500	2,206,589
Mebuki Financial Group, Inc.	3,573,800	8,738,146
Seven Bank Ltd.	660,900	1,320,683
Spar Nord Bank A/S	141,189	2,230,079
SpareBank 1 SMN	84,988	1,004,011
Sydbank AS	54,124	2,433,486
Virgin Money UK PLC	3,966,649	7,168,879

		76,652,352

Capital Markets–1.6%
Azimut Holding SpA	125,335	2,674,361
Banca Generali SpA	74,870	2,383,509
IG Group Holdings PLC	272,549	2,351,953
Intermediate Capital Group PLC	523,670	7,904,261
Man Group PLC/Jersey	851,470	2,480,522
Polar Capital Holdings PLC	170,419	951,285

		18,745,891

Consumer Finance–0.2%
Jaccs Co., Ltd.	80,500	2,672,558

Financial Services–0.3%
OSB Group PLC	242,519	1,450,723
REC Ltd.	1,952,865	2,762,971

		4,213,694

Insurance–1.9%
Coface SA	179,054	2,536,304
Grupo Catalana Occidente SA	81,666	2,573,284
Hiscox Ltd.	569,773	7,796,116
Protector Forsikring ASA	197,244	2,618,408
SCOR SE	293,304	6,668,925

		22,193,037

		124,477,532

Materials–9.9%
Chemicals–3.2%
Castrol India Ltd.	1,583,884	2,148,592
Dongjin Semichem Co., Ltd.	61,143	1,564,415
EID Parry India Ltd.	294,524	1,672,149
Elkem ASA(a)(b)	689,240	2,342,196
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,466,607	9,113,632
Hansol Chemical Co., Ltd.	29,811	5,508,539
Polyplex Corp. Ltd.	76,751	1,069,418
Tosoh Corp.	509,900	6,929,280
Zeon Corp.	726,000	7,696,579

		38,044,800

Construction Materials–0.2%
CSR Ltd.	766,413	2,443,756

Containers & Packaging–1.2%
Orora Ltd.	3,233,115	7,439,892

Company	Shares	U.S. $ Value
Rengo Co., Ltd.	1,089,400	$7,075,643

		14,515,535

Metals & Mining–4.4%
APERAM SA	207,835	7,753,055
Capstone Mining Corp.(a)	1,359,480	6,136,018
Central Asia Metals PLC	754,667	2,201,712
Champion Iron Ltd.	403,205	1,931,262
Endeavour Mining PLC	354,245	8,537,003
Fushan International Energy Group Ltd.	5,902,000	1,876,320
Grange Resources Ltd.	3,939,031	1,906,343
Lundin Mining Corp.	970,459	6,591,797
OZ Minerals Ltd.	391,091	7,365,311
Pan African Resources PLC	14,704,662	3,007,556
Perenti Global Ltd.(a)	2,883,001	2,338,614
SSAB AB–Class B	441,640	3,156,905

		52,801,896

Paper & Forest Products–0.9%
Daiken Corp.	165,700	2,854,954
Ence Energia y Celulosa SA	186,797	695,942
Interfor Corp.(a)	456,152	7,432,088

		10,982,984

		118,788,971

Communication Services–8.3%
Diversified Telecommunication Services–0.6%
ARTERIA Networks Corp.	276,200	2,660,875
Gamma Communications PLC	183,770	2,464,807
Telecom Egypt Co.	2,579,409	2,073,316

		7,198,998

Entertainment–4.0%
Capcom Co., Ltd.	288,300	10,318,422
CTS Eventim AG & Co. KGaA(a)	41,003	2,563,338
GungHo Online Entertainment, Inc.	438,400	8,031,363
International Games System Co., Ltd.	867,000	16,353,170
Rovio Entertainment Oyj(b)	290,885	2,463,933
Soft-World International Corp.	482,000	1,469,079
Ubisoft Entertainment SA(a)	239,899	6,394,067

		47,593,372

Interactive Media & Services–0.2%
AfreecaTV Co., Ltd.	37,100	2,438,377

Media–3.5%
Affle India Ltd.(a)	40,671	491,586
Criteo SA (Sponsored ADR)(a)	278,893	8,786,524
IPSOS	23,270	1,442,322
Kadokawa Corp.	451,100	9,634,541
Perion Network Ltd.(a)	47,808	1,863,490
Rightmove PLC	412,010	2,867,852
Stroeer SE & Co. KGaA	143,511	7,581,031
Sun TV Network Ltd.	1,339,249	6,792,957
Television Francaise 1	310,943	2,746,752

		42,207,055

		99,437,802

22	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Health Care–6.1%
Biotechnology–1.1%
BioGaia AB–Class B	268,573	$2,372,106
Clinuvel Pharmaceuticals Ltd.	151,091	1,964,162
Hugel, Inc.(a)	76,845	7,598,325
Pharma Mar SA	34,012	1,631,451

		13,566,044

Health Care Equipment & Supplies–3.1%
Chularat Hospital PCL–Class F	24,378,800	2,580,823
ConvaTec Group PLC(b)	2,993,112	8,457,976
Eiken Chemical Co., Ltd.	220,500	2,606,857
Getinge AB–Class B	351,161	8,564,216
Japan Lifeline Co., Ltd.	351,500	2,438,595
LivaNova PLC(a)	181,934	7,928,684
Revenio Group Oyj	60,097	2,520,271
Riverstone Holdings Ltd.	5,278,200	2,385,498

		37,482,920

Health Care Providers & Services–0.5%
Australian Clinical Labs Ltd.(b)	1,087,225	2,571,958
Odontoprev SA	1,217,080	2,641,415

		5,213,373

Pharmaceuticals–1.4%
Chong Kun Dang Pharmaceutical Corp.	17,669	1,054,233
Faes Farma SA	496,093	1,695,735
Hypera SA	1,106,000	8,226,618
Mega Lifesciences PCL	1,867,400	2,283,095
Procter & Gamble Health Ltd.	22,529	1,288,429
Sanofi India Ltd.	35,861	2,498,977

		17,047,087

		73,309,424

Real Estate–5.1%
Diversified REITs–0.2%
H&R Real Estate Investment Trust	278,746	2,598,742

Health Care REITs–0.7%
Assura PLC	12,856,370	7,749,005

Industrial REITs–0.2%
AIMS APAC REIT	2,543,900	2,526,950

Office REITs–0.9%
Allied Properties Real Estate Investment Trust	124,891	2,251,088
AREIT, Inc.	3,728,600	2,240,851
Keppel Pacific Oak US REIT(b)	5,515,300	2,095,814
Manulife US Real Estate Investment Trust(b)	9,000,100	1,939,531
Regional REIT Ltd.(b)	3,060,238	2,046,108

		10,573,392

Real Estate Management & Development–1.1%
CA Immobilien Anlagen AG(a)	89,827	2,413,453
Farglory Land Development Co., Ltd.	1,391,000	2,593,477
Grand City Properties SA	90,325	642,410
IWG PLC(a)	2,586,059	5,250,095

Company	Shares	U.S. $ Value
Kerry Properties Ltd.	1,067,500	$2,726,405

		13,625,840

Residential REITs–0.8%
Killam Apartment Real Estate Investment Trust	590,138	7,492,984
Morguard North American Residential Real Estate Investment Trust	185,002	2,381,824

		9,874,808

Retail REITs–1.2%
CapitaLand China Trust	2,876,900	2,423,477
Charter Hall Retail REIT	2,876,456	7,279,149
Immobiliare Grande Distribuzione SIIQ SpA	766,988	2,352,424
Sasseur Real Estate Investment Trust(b)	4,557,700	2,551,339

		14,606,389

		61,555,126

Energy–4.6%
Energy Equipment & Services–0.2%
Pason Systems, Inc.	227,239	2,039,518

Oil, Gas & Consumable Fuels–4.4%
Baytex Energy Corp.(a)	179,686	674,072
Beach Energy Ltd.	8,909,121	8,435,103
BW LPG Ltd.(b)	269,810	2,022,952
Cosmo Energy Holdings Co., Ltd.	265,500	8,601,186
Enerplus Corp.	525,481	7,574,081
Harbour Energy PLC	334,352	1,133,065
Itochu Enex Co., Ltd.	315,200	2,687,571
New Hope Corp., Ltd.	311,117	1,182,930
Oil Refineries Ltd.	7,933,017	2,171,380
Petroreconcavo SA	383,300	1,537,450
Semirara Mining & Power Corp.	3,316,400	1,978,839
Serica Energy PLC	632,450	1,741,417
Spartan Delta Corp.	249,280	2,600,701
Star Petroleum Refining PCL	15,255,500	4,818,231
Thungela Resources Ltd.	77,067	879,895
VERBIO Vereinigte BioEnergie AG	31,524	1,480,904
Whitecap Resources, Inc.	339,768	2,627,137
Whitehaven Coal Ltd.	181,240	815,926

		52,962,840

		55,002,358

Consumer Staples–3.9%
Beverages–0.8%
Royal Unibrew A/S	102,770	8,958,596

Consumer Staples Distribution & Retail–1.9%
Arcs Co., Ltd.	161,000	2,729,938
Axfood AB	103,122	2,518,293
Grupo Comercial Chedraui SA de CV	499,449	2,854,786
HelloFresh SE(a)	161,540	3,852,295
Sendas Distribuidora SA	1,937,453	5,940,281
Sheng Siong Group Ltd.	2,090,200	2,656,643

2023 Semi-Annual Report	23

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Sonae SGPS SA	1,936,770	$2,113,454

		22,665,690

Food Products–1.0%
Astral Foods Ltd.	189,931	1,685,644
Austevoll Seafood ASA	638,154	5,719,106
Marfrig Global Foods SA	2,033,000	2,663,363
Ta Ann Holdings Bhd	2,960,400	2,121,797

		12,189,910

Personal Care Products–0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	42,713,000	2,478,263

		46,292,459

Utilities–2.4%
Electric Utilities–0.4%
Genesis Energy Ltd.	2,991,078	5,192,151

Independent Power and Renewable Electricity Producers–1.1%
Capital Power Corp.	403,273	12,424,926

Company	Shares	U.S. $ Value
Multi-Utilities–0.9%
Sembcorp Industries Ltd.	3,350,200	$11,055,763

		28,672,840

Total Common Stocks (cost $1,111,081,825)		1,177,953,300

SHORT-TERM INVESTMENTS–0.7%
Investment Companies–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.75%(c)(d)(e) (cost $8,042,520)	8,042,520	8,042,520

Total Investments—99.1% (cost $1,119,124,345)		1,185,995,820

Other assets less liabilities—0.9%		10,416,611

Net Assets—100.0%		$1,196,412,431

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	USD	9,047	CNH	61,570	04/20/2023	$(77,828)

Bank of America, NA	USD	3,082	SEK	31,830	04/21/2023	(12,516)

Bank of America, NA	JPY	398,759	USD	3,014	04/28/2023	325

Bank of America, NA	USD	3,663	JPY	480,430	04/28/2023	(32,310)

Bank of America, NA	EUR	34,398	USD	36,612	05/11/2023	(769,914)

Bank of America, NA	SGD	6,417	USD	4,764	05/15/2023	(64,605)

Bank of America, NA	GBP	2,389	USD	2,955	05/24/2023	4,908

Barclays Bank PLC	USD	3,865	KRW	5,035,863	04/26/2023	(5,761)

Barclays Bank PLC	PHP	681,756	USD	12,458	04/27/2023	(102,173)

Barclays Bank PLC	JPY	471,119	USD	3,472	04/28/2023	(88,068)

Barclays Bank PLC	TWD	138,809	USD	4,586	06/15/2023	6,923

BNP Paribas SA	USD	3,743	AUD	5,309	04/13/2023	(192,560)

BNP Paribas SA	SEK	33,322	USD	3,195	04/21/2023	(18,231)

BNP Paribas SA	USD	2,841	SEK	29,506	04/21/2023	4,134

BNP Paribas SA	GBP	2,683	USD	3,323	05/24/2023	9,946

Citibank, NA	BRL	39,794	USD	7,833	04/04/2023	(18,468)

Citibank, NA	USD	7,712	BRL	39,794	04/04/2023	139,300

Citibank, NA	USD	3,294	IDR	50,440,802	04/13/2023	80,363

Citibank, NA	USD	15,557	KRW	19,137,855	04/26/2023	(889,260)

Citibank, NA	BRL	39,794	USD	7,678	05/03/2023	(134,934)

Citibank, NA	EUR	3,750	USD	3,996	05/11/2023	(79,161)

Citibank, NA	USD	5,622	EUR	5,216	05/11/2023	46,763

Citibank, NA	MXN	127,244	USD	6,712	05/25/2023	(279,345)

Citibank, NA	USD	11,179	INR	923,510	06/22/2023	18,281

Deutsche Bank AG	AUD	4,564	USD	3,140	04/13/2023	87,930

24	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	USD	4,209	AUD	6,308	04/13/2023	$8,841

Deutsche Bank AG	SEK	61,336	USD	5,875	04/21/2023	(39,937)

Deutsche Bank AG	INR	241,436	USD	2,904	06/22/2023	(23,759)

Goldman Sachs Bank USA	JPY	703,478	USD	5,297	04/28/2023	(19,325)

Goldman Sachs Bank USA	EUR	2,905	USD	3,141	05/11/2023	(16,249)

HSBC Bank USA	ILS	11,814	USD	3,224	04/20/2023	(62,048)

HSBC Bank USA	USD	15,134	ILS	51,295	04/20/2023	(864,231)

JPMorgan Chase Bank, NA	NOK	37,298	USD	3,605	04/21/2023	39,843

JPMorgan Chase Bank, NA	JPY	454,274	USD	3,448	04/28/2023	15,053

Morgan Stanley Capital Services, Inc.	BRL	39,794	USD	7,705	04/04/2023	(146,318)

Morgan Stanley Capital Services, Inc.	USD	7,833	BRL	39,794	04/04/2023	18,468

Morgan Stanley Capital Services, Inc.	USD	9,176	AUD	13,118	04/13/2023	(404,646)

Morgan Stanley Capital Services, Inc.	USD	3,386	KRW	4,278,490	04/26/2023	(107,079)

Morgan Stanley Capital Services, Inc.	JPY	459,305	USD	3,482	04/28/2023	10,693

Morgan Stanley Capital Services, Inc.	JPY	1,084,480	USD	8,100	04/28/2023	(96,122)

Morgan Stanley Capital Services, Inc.	EUR	5,718	USD	6,093	05/11/2023	(121,555)

Morgan Stanley Capital Services, Inc.	USD	17,499	EUR	16,358	05/11/2023	278,576

Morgan Stanley Capital Services, Inc.	GBP	8,287	USD	10,152	05/24/2023	(80,929)

Morgan Stanley Capital Services, Inc.	USD	19,607	CHF	18,222	05/24/2023	416,784

Morgan Stanley Capital Services, Inc.	USD	4,602	GBP	3,760	05/24/2023	40,937

Morgan Stanley Capital Services, Inc.	CAD	11,333	USD	8,378	06/09/2023	(16,020)

Morgan Stanley Capital Services, Inc.	USD	13,208	CAD	18,019	06/09/2023	138,886

Morgan Stanley Capital Services, Inc.	USD	5,859	MYR	26,120	06/22/2023	98,145

Natwest Markets PLC	USD	4,282	AUD	6,352	04/13/2023	(34,195)

Natwest Markets PLC	SEK	36,807	USD	3,528	04/21/2023	(21,668)

Natwest Markets PLC	EUR	3,015	USD	3,238	05/11/2023	(38,277)

Natwest Markets PLC	SGD	11,817	USD	8,789	05/15/2023	(102,504)

State Street Bank & Trust Co.	THB	165,308	USD	4,827	04/27/2023	(19,763)

State Street Bank & Trust Co.	JPY	702,953	USD	5,389	04/28/2023	76,352

						$(3,438,308)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $49,261,986 or 4.1% of net assets.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TWD—New Taiwan Dollar

USD—United States Dollar

2023 Semi-Annual Report	25

Schedule of Investments (continued)

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

See Notes to Financial Statements.

26	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2023 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–96.7%

Financials–18.1%
Banks–12.9%
ABN AMRO Bank NV(a)	7,403,360	$117,398,404
Banco Bilbao Vizcaya Argentaria SA	18,569,940	132,763,157
Banco de Sabadell SA	41,935,140	45,098,726
BNP Paribas SA	2,135,050	127,499,906
China Merchants Bank Co., Ltd.–Class H	19,727,000	100,174,042
Erste Group Bank AG	2,215,949	73,412,934
Eurobank Ergasias Services and Holdings SA(b)	24,546,650	32,523,904
Hana Financial Group, Inc.	3,616,230	113,256,507
KB Financial Group, Inc.	2,521,910	92,105,668
KB Financial Group, Inc. (ADR)	485,770	17,691,744
NatWest Group PLC	21,860,856	71,332,505
Resona Holdings, Inc.	13,858,800	66,856,784

		990,114,281

Capital Markets–0.9%
IG Group Holdings PLC	7,630,630	65,848,283

Consumer Finance–0.0%
Isracard Ltd.	1	4

Insurance–4.3%
BB Seguridade Participacoes SA	13,539,600	86,845,563
NN Group NV	2,092,770	75,988,270
Ping An Insurance Group Co. of China Ltd.–Class H	25,681,500	166,139,074

		328,972,907

		1,384,935,475

Industrials–17.5%
Aerospace & Defense–1.2%
BAE Systems PLC	7,857,140	95,040,924

Electrical Equipment–4.5%
Fuji Electric Co., Ltd.	1,629,400	64,345,517
NARI Technology Co., Ltd.–Class A	11,636,342	45,879,034
Nexans SA	466,210	46,452,276
Prysmian SpA	3,134,325	131,612,536
Schneider Electric SE	328,210	54,851,694

		343,141,057

Industrial Conglomerates–4.1%
Siemens AG (REG)	1,154,910	187,099,918
Smiths Group PLC	6,011,450	127,495,397

		314,595,315

Machinery–3.3%
ANDRITZ AG	581,940	39,376,467
IHI Corp.	2,697,500	67,758,985

Company	Shares	U.S. $ Value
Kawasaki Heavy Industries Ltd.	3,859,000	$84,479,802
Toyota Industries Corp.	1,039,500	57,911,621

		249,526,875

Professional Services–2.8%
Wolters Kluwer NV	1,726,910	217,998,990

Trading Companies & Distributors–1.6%
Mitsubishi Corp.	3,337,400	119,934,319

		1,340,237,480

Consumer Discretionary–15.0%
Automobile Components–0.7%
Sumitomo Electric Industries Ltd.	4,432,100	56,938,832

Automobiles–4.0%
Kia Corp.	1,582,160	98,739,516
Stellantis NV (Paris)	7,223,417	131,268,717
Suzuki Motor Corp.	2,175,400	79,222,441

		309,230,674

Broadline Retail–2.1%
Alibaba Group Holding Ltd.(b)	3,456,820	43,782,308
PDD Holdings, Inc. (ADR)(b)	1,549,640	117,617,676

		161,399,984

Hotels, Restaurants & Leisure–0.7%
Evolution AB(a)	367,869	49,286,483

Leisure Products–0.5%
Bandai Namco Holdings, Inc.	1,843,200	39,737,804

Textiles, Apparel & Luxury Goods–7.0%
Burberry Group PLC	3,645,340	116,723,073
Eclat Textile Co., Ltd.	2,261,000	36,917,390
Li Ning Co., Ltd.	9,611,500	75,583,949
LVMH Moet Hennessy Louis Vuitton SE	333,130	305,782,794

		535,007,206

		1,151,600,983

Information Technology–14.7%
IT Services–1.8%
Tata Consultancy Services Ltd.	3,487,303	136,613,664

Semiconductors & Semiconductor Equipment–10.9%
ASML Holding NV	186,200	126,885,610
Infineon Technologies AG	2,110,400	86,663,934
Novatek Microelectronics Corp.	4,065,000	57,765,786
Realtek Semiconductor Corp.	4,430,000	56,546,155
SCREEN Holdings Co., Ltd.	716,900	63,591,954
SK Hynix, Inc.	1,150,280	78,719,315
Taiwan Semiconductor Manufacturing Co., Ltd.	12,506,000	219,162,721
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	288,510	26,837,200
United Microelectronics Corp.(b)	70,066,000	122,610,697

		838,783,372

2023 Semi-Annual Report	27

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Software–2.0%
Dassault Systemes SE	3,665,785	$151,217,408

		1,126,614,444

Health Care–9.9%
Health Care Equipment & Supplies–0.8%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.–Class A	1,394,892	63,289,211

Pharmaceuticals–9.1%
Astellas Pharma, Inc.	4,113,500	58,441,789
Novo Nordisk A/S–Class B	2,275,930	361,466,066
Ono Pharmaceutical Co., Ltd.	1,868,400	38,934,049
Roche Holding AG (Genusschein)	488,682	139,637,197
Sanofi	910,480	98,767,701

		697,246,802

		760,536,013

Consumer Staples–8.3%
Beverages–1.0%
Kweichow Moutai Co., Ltd.–Class A(b)	289,792	76,551,306

Consumer Staples Distribution & Retail–4.8%
Coles Group Ltd.	2,089,487	25,246,575
Jeronimo Martins SGPS SA	7,582,010	177,971,330
Loblaw Cos., Ltd.	1,817,530	165,642,005

		368,859,910

Personal Care Products–1.5%
Proya Cosmetics Co., Ltd.–Class A	1,402,043	37,126,317
Unilever PLC (London)	1,438,780	74,556,132

		111,682,449

Tobacco–1.0%
British American Tobacco PLC	2,196,160	76,985,002

		634,078,667

Materials–6.4%
Chemicals–1.7%
Incitec Pivot Ltd.	8,646,588	18,220,304
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	458,650	37,178,169
Tosoh Corp.	5,702,200	77,489,982

		132,888,455

Construction Materials–0.9%
CRH PLC	1,280,449	64,688,635

Metals & Mining–3.8%
Aluminum Corp. of China Ltd.–Class H	171,768,000	87,001,907
ArcelorMittal SA	2,626,680	79,578,638
First Quantum Minerals Ltd.	2,746,290	63,135,205
South32 Ltd.	21,901,670	64,187,849

		293,903,599

		491,480,689

Company	Shares	U.S. $ Value

Energy–4.8%
Oil, Gas & Consumable Fuels–4.8%
Repsol SA	8,789,110	$135,157,716
Shell PLC	5,226,170	148,938,373
TotalEnergies SE	1,483,110	87,449,610

		371,545,699

Real Estate–1.4%
Real Estate Management & Development–1.4%
Daito Trust Construction Co., Ltd.	1,052,300	104,840,412

Communication Services–0.6%
Interactive Media & Services–0.6%
Tencent Holdings Ltd.	1,005,100	49,118,528

Total Common Stocks (cost $6,649,991,778)		7,414,988,390

SHORT-TERM INVESTMENTS–1.7%
Investment Companies–1.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.75%(c)(d)(e) (cost $130,055,124)	130,055,124	130,055,124

Total Investments—98.4% (cost $6,780,046,902)		7,545,043,514

Other assets less liabilities—1.6%		122,799,539

Net Assets—100.0%		$7,667,843,053

28	Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Ltd.	USD	2,355	AUD	3,400	04/13/2023	$(81,633)

Bank of America, NA	AUD	5,294	USD	3,537	04/13/2023	(2,394)

Bank of America, NA	USD	201,712	AUD	287,993	04/13/2023	(9,140,444)

Bank of America, NA	USD	10,382	CNH	71,105	04/20/2023	(23,473)

Bank of America, NA	KRW	150,156,039	USD	121,850	04/26/2023	6,769,144

Bank of America, NA	EUR	17,317	USD	18,442	05/11/2023	(377,602)

Bank of America, NA	CLP	49,642,080	USD	61,143	05/17/2023	(1,005,810)

Bank of America, NA	USD	26,827	CLP	22,009,991	05/17/2023	728,666

Bank of America, NA	USD	333,312	CHF	310,972	05/24/2023	8,403,734

Bank of America, NA	TWD	4,716,393	USD	155,861	06/15/2023	280,123

Bank of America, NA	USD	42,019	INR	3,476,413	06/22/2023	132,394

Barclays Bank PLC	AUD	14,452	USD	9,657	04/13/2023	(6,945)

Barclays Bank PLC	USD	11,566	AUD	17,519	04/13/2023	148,104

Barclays Bank PLC	USD	26,030	CNH	181,126	04/20/2023	356,152

Barclays Bank PLC	USD	19,861	CNH	136,305	04/20/2023	(4,143)

Barclays Bank PLC	USD	34,020	KRW	41,674,535	04/26/2023	(2,080,252)

Barclays Bank PLC	USD	15,436	PHP	844,712	04/27/2023	126,594

Barclays Bank PLC	USD	42,490	JPY	5,715,443	04/28/2023	704,788

Barclays Bank PLC	USD	25,189	JPY	3,276,109	04/28/2023	(429,569)

Barclays Bank PLC	EUR	29,669	USD	32,418	05/11/2023	175,473

Barclays Bank PLC	EUR	128,132	USD	137,638	05/11/2023	(1,609,893)

Barclays Bank PLC	CHF	12,356	USD	13,583	05/24/2023	5,443

Barclays Bank PLC	GBP	83,715	USD	102,880	05/24/2023	(495,935)

Barclays Bank PLC	USD	4,815	GBP	3,913	05/24/2023	17,693

Barclays Bank PLC	USD	343,833	CAD	469,146	06/09/2023	3,666,477

BNP Paribas SA	USD	20,815	AUD	29,652	04/13/2023	(987,153)

BNP Paribas SA	CNH	118,202	USD	17,232	04/20/2023	12,697

BNP Paribas SA	USD	11,927	EUR	11,194	05/11/2023	238,000

BNP Paribas SA	GBP	12,682	USD	15,653	05/24/2023	(7,808)

BNP Paribas SA	USD	14,005	GBP	11,371	05/24/2023	36,144

Citibank, NA	BRL	102,601	USD	19,819	04/04/2023	(424,452)

Citibank, NA	USD	20,195	BRL	102,601	04/04/2023	47,615

Citibank, NA	USD	13,051	CNH	89,529	04/20/2023	(8,068)

Citibank, NA	SEK	156,349	USD	14,851	04/21/2023	(227,504)

Citibank, NA	USD	7,129	SEK	73,683	04/21/2023	(23,219)

Citibank, NA	KRW	162,539,000	USD	131,829	04/26/2023	7,257,841

Citibank, NA	USD	19,732	BRL	102,601	05/03/2023	412,622

Citibank, NA	EUR	20,516	USD	22,418	05/11/2023	122,664

Citibank, NA	EUR	46,492	USD	50,490	05/11/2023	(35,710)

Citibank, NA	USD	54,228	EUR	50,829	05/11/2023	1,010,660

Citibank, NA	USD	58,469	SGD	78,621	05/15/2023	685,331

Citibank, NA	USD	23,943	CHF	22,089	05/24/2023	329,314

Citibank, NA	USD	33,868	GBP	27,549	05/24/2023	150,458

Citibank, NA	USD	48,771	MXN	924,524	05/25/2023	2,029,656

Citibank, NA	USD	73,266	INR	6,052,480	06/22/2023	119,807

Deutsche Bank AG	USD	6,388	CNH	44,459	04/20/2023	88,937

2023 Semi-Annual Report	29

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	EUR	17,123	USD	18,243	05/11/2023	$(365,534)

Goldman Sachs Bank USA	USD	12,834	TRY	249,728	04/13/2023	45,749

Goldman Sachs Bank USA	CNH	2,208,851	USD	324,302	04/20/2023	2,517,065

Goldman Sachs Bank USA	USD	15,679	CNH	107,144	04/20/2023	(70,711)

Goldman Sachs Bank USA	USD	18,383	KRW	24,111,937	04/26/2023	96,162

Goldman Sachs Bank USA	USD	41,619	THB	1,418,777	04/27/2023	(24,809)

HSBC Bank USA	USD	19,224	AUD	28,814	04/13/2023	42,808

HSBC Bank USA	USD	52,645	CNH	362,954	04/20/2023	230,060

HSBC Bank USA	USD	30,810	ILS	104,429	04/20/2023	(1,759,446)

HSBC Bank USA	USD	32,365	NOK	321,078	04/21/2023	(1,673,460)

HSBC Bank USA	USD	165,553	SEK	1,718,658	04/21/2023	196,676

HSBC Bank USA	USD	13,242	KRW	17,192,020	04/26/2023	(65,405)

HSBC Bank USA	USD	14,614	PLN	63,682	04/27/2023	118,522

HSBC Bank USA	USD	117,358	JPY	15,554,659	04/28/2023	198,495

HSBC Bank USA	USD	10,239	JPY	1,333,984	04/28/2023	(157,566)

HSBC Bank USA	EUR	825,917	USD	880,141	05/11/2023	(17,428,981)

HSBC Bank USA	USD	11,778	CLP	9,313,090	05/17/2023	(118,110)

HSBC Bank USA	CHF	15,910	USD	17,311	05/24/2023	(171,884)

HSBC Bank USA	INR	924,443	USD	11,137	06/22/2023	(71,780)

HSBC Bank USA	USD	29,241	INR	2,420,849	06/22/2023	111,633

JPMorgan Chase Bank, NA	USD	11,742	AUD	16,812	04/13/2023	(500,478)

JPMorgan Chase Bank, NA	SEK	149,994	USD	14,476	04/21/2023	10,006

JPMorgan Chase Bank, NA	SEK	132,663	USD	12,739	04/21/2023	(55,381)

JPMorgan Chase Bank, NA	USD	26,779	JPY	3,513,393	04/28/2023	(226,650)

JPMorgan Chase Bank, NA	EUR	45,557	USD	48,810	05/11/2023	(699,693)

Morgan Stanley Capital Services, Inc.	BRL	102,601	USD	20,195	04/04/2023	(47,615)

Morgan Stanley Capital Services, Inc.	USD	19,866	BRL	102,601	04/04/2023	377,252

Morgan Stanley Capital Services, Inc.	USD	38,669	IDR	592,290,000	04/13/2023	958,297

Morgan Stanley Capital Services, Inc.	USD	71,213	ZAR	1,277,342	04/20/2023	426,775

Morgan Stanley Capital Services, Inc.	JPY	2,065,712	USD	15,662	04/28/2023	50,128

Morgan Stanley Capital Services, Inc.	USD	31,559	JPY	4,200,476	04/28/2023	186,913

Morgan Stanley Capital Services, Inc.	EUR	42,733	USD	45,836	05/11/2023	(604,695)

Morgan Stanley Capital Services, Inc.	USD	28,742	MYR	128,127	06/22/2023	481,431

Societe Generale	USD	33,345	JPY	4,328,745	04/28/2023	(629,919)

Standard Chartered Bank	TWD	511,178	USD	16,913	06/15/2023	50,472

State Street Bank & Trust Co.	USD	7,135	CNH	49,661	04/20/2023	99,156

State Street Bank & Trust Co.	USD	7,823	CNH	53,582	04/20/2023	(17,156)

State Street Bank & Trust Co.	JPY	28,007,998	USD	214,014	04/28/2023	2,340,432

UBS AG	USD	17,879	NZD	27,640	04/20/2023	(595,455)

UBS AG	USD	24,218	KRW	30,988,557	04/26/2023	(468,559)

UBS AG	USD	8,801	JPY	1,148,043	04/28/2023	(124,819)

UBS AG	EUR	55,537	USD	58,851	05/11/2023	(1,504,581)

						$(1,760,131)

30	Bernstein Fund, Inc.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $166,684,887 or 2.2% of net assets.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See Notes to Financial Statements.

2023 Semi-Annual Report	31

Statement of Assets and Liabilities—March 31, 2023 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$671,468,769	$1,177,953,300	$7,414,988,390

Affiliated issuers	5,920,418	8,042,520	130,055,124

Foreign currencies, at value (a)	0	5,818,118	72,024,021

Cash	20,668	0	0

Cash collateral due from broker	1,091,200	608,000	1,997,000

Receivables:

Unaffiliated interest and dividends	448,188	5,585,346	42,535,258

Affiliated dividends	21,909	83,660	401,481

Investment securities sold and foreign currency transactions	0	7,806,696	156,205,507

Capital shares sold	470,592	1,331,195	6,780,333

Variation margin on futures	267,170	0	0

Unrealized appreciation of forward currency exchange contracts	0	1,541,451	42,594,563

Other assets	0	2,757,953	14,238,799

Total assets	679,708,914	1,211,528,239	7,881,820,476

LIABILITIES

Cash collateral due to broker	0	0	13,330,000

Payables:

Investment securities purchased and foreign currency transactions	0	7,885,197	147,053,055

Management fee	488,648	1,062,500	4,530,978

Capital shares redeemed	206,687	753,142	3,123,685

Custody and accounting fees payable	92,239	311,836	1,103,706

Foreign capital gains taxes	0	41,957	153,163

Shareholder servicing fee	1,740	12,808	81,329

Transfer Agent fee	20,580	20,707	50,424

Directors’ fees payable	222	309	1,962

Accrued expenses	67,420	47,593	194,427

Unrealized depreciation of forward currency exchange contracts	0	4,979,759	44,354,694

Total liabilities	877,536	15,115,808	213,977,423

NET ASSETS	$678,831,378	$1,196,412,431	$7,667,843,053

Cost of investments

Unaffiliated issuers	$545,568,954	$1,111,081,825	$6,649,991,778

Affiliated issuers	5,920,418	8,042,520	130,055,124

NET ASSETS CONSIST OF:

Capital stock, at par	$5,732	$11,067	$68,172

Additional paid-in capital	553,315,235	1,186,277,810	7,758,201,935

Distributable earnings (accumulated loss)	125,510,411	10,123,554	(90,427,054)

	$678,831,378	$1,196,412,431	$7,667,843,053

(a) Cost: $0, $5,795,346 and $72,656,343, respectively. (Note 1)

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$7,726,881	$57,599,293	$366,032,945

Shares of capital stock outstanding	654,730	5,331,623	32,591,048

Net asset value, offering and redemption price per share	$11.80	$10.80	$11.23

Advisor Class Shares

Net Assets	$546,481,243	$774,704,571	$5,739,234,557

Shares of capital stock outstanding	46,133,328	71,654,398	510,385,969

Net asset value and offering price per share	$11.85	$10.81	$11.24

Class Z Shares

Net Assets	$124,623,254	$364,108,567	$1,562,575,551

Shares of capital stock outstanding	10,529,501	33,688,048	138,746,847

Net asset value and offering price per share	$11.84	$10.81	$11.26

See Notes to Financial Statements.

2023 Semi-Annual Report	33

Statement of Operations—for the six months ended March 31, 2023 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Dividends

Unaffiliated issuers (a)	$5,773,759	$14,783,436	$84,579,647

Affiliated issuers	89,430	308,261	1,024,174

Interest	16,406	0	0

Total income	5,879,595	15,091,697	85,603,821

Expenses:

Management fee (see Note 2A)	2,751,112	5,743,861	24,620,037

Shareholder servicing fee (see Note 2B)	9,923	69,204	438,064

Custody and accounting fees	40,858	177,259	573,723

Transfer Agent fee—SCB Class	1,887	6,801	10,199

Transfer Agent fee—Advisor Class	131,663	91,527	159,821

Transfer Agent fee—Class Z	21,786	46,356	166,070

Directors’ fees and expenses	19,328	30,621	197,926

Legal fees	8,975	15,844	100,750

Registration fees	30,704	30,795	44,879

Auditing and tax fees	18,915	23,017	23,153

Printing fees	7,105	10,423	11,084

Miscellaneous	17,372	45,116	336,594

Total expenses	3,059,628	6,290,824	26,682,300

Less: expenses waived and reimbursed by the Adviser (see Note 2A and 2E)	(2,303)	(8,249)	(27,416)

Net expenses	3,057,325	6,282,575	26,654,884

Net investment income	2,822,270	8,809,122	58,948,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss on:

Investment transactions (b)	(1,127,917)	(31,203,849)	(417,845,986)

Forward currency exchange contracts	0	(2,848,996)	(59,020,639)

Futures	(1,239,877)	0	0

Foreign currency transactions	0	(236,697)	(2,421,310)

Net realized loss on investment transactions and foreign currency transactions	(2,367,794)	(34,289,542)	(479,287,935)

Net change in unrealized appreciation (depreciation) of:

Investments (c)	72,976,728	250,153,580	1,837,165,104

Forward currency exchange contracts	0	(2,669,323)	(30,051,928)

Futures	2,164,568	0	0

Foreign currency denominated assets and liabilities	0	592,862	2,017,432

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	75,141,296	248,077,119	1,809,130,608

Net realized and unrealized gain on investment transactions and foreign currency transactions	72,773,502	213,787,577	1,329,842,673

Net increase in net assets resulting from operations	$75,595,772	$222,596,699	$1,388,791,610

(a) Net of foreign withholding taxes of $13,242, $2,093,224 and $13,866,098, respectively.

(b) Net of foreign realized capital gains taxes of $0, $1,227 and $153,163, respectively.

(c) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0, $504,101 and $0, respectively.

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$2,822,270	$2,967,886	$8,809,122	$28,022,322

Net realized gain (loss) on investment transactions and foreign currency transactions	(2,367,794)	56,930,823	(34,289,542)	(5,709,188)

Net change in unrealized appreciation (depreciation) of investments	75,141,296	(229,689,485)	248,077,119	(478,092,970)

Contributions from affiliates (see Note 2A)	0	3,193	0	0

Net increase (decrease) in net assets resulting from operations	75,595,772	(169,787,583)	222,596,699	(455,779,836)

Distributions to shareholders (a)	(51,799,140)	(51,390,345)	(11,869,244)	(57,115,368)

Capital-share transactions:

Net proceeds from sales of shares	24,005,104	33,932,843	46,524,246	99,489,099

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	46,414,000	38,420,784	9,953,508	52,302,647

Total proceeds from shares sold	70,419,104	72,353,627	56,477,754	151,791,746

Cost of shares redeemed	(35,192,302)	(108,838,149)	(75,417,408)	(157,104,974)

Net increase (decrease) in net assets from capital-share transactions	35,226,802	(36,484,522)	(18,939,654)	(5,313,228)

Net increase (decrease) in net assets	59,023,434	(257,662,450)	191,787,801	(518,208,432)

NET ASSETS:

Beginning of period	619,807,944	877,470,394	1,004,624,630	1,522,833,062

End of period	$678,831,378	$619,807,944	$1,196,412,431	$1,004,624,630

(a) See page 37 for share class information on dividend distributions for Portfolio.

See Notes to Financial Statements.

2023 Semi-Annual Report	35

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$58,948,937	$265,106,724

Net realized loss on investment transactions and foreign currency transactions	(479,287,935)	(257,063,422)

Net change in unrealized appreciation (depreciation) of investments	1,809,130,608	(2,337,930,657)

Net increase (decrease) in net assets resulting from operations	1,388,791,610	(2,329,887,355)

Distributions to shareholders (a)	(284,518,491)	(530,917,993)

Capital-share transactions:

Net proceeds from sales of shares	504,033,254	712,367,952

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	228,796,446	485,839,887

Total proceeds from shares sold	732,829,700	1,198,207,839

Cost of shares redeemed	(742,437,287)	(927,800,716)

Net increase (decrease) in net assets from capital-share transactions	(9,607,587)	270,407,123

Net increase (decrease) in net assets	1,094,665,532	(2,590,398,225)

NET ASSETS:

Beginning of period	6,573,177,521	9,163,575,746

End of period	$7,667,843,053	$6,573,177,521

(a) See page 37 for share class information on dividend distributions for the Portfolio.

See Notes to Financial Statements.

36	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22

Distributions to shareholders:

SCB Class	$(581,765)	$(585,819)

Advisor Class	(41,711,530)	(41,055,925)

Class Z	(9,505,845)	(9,748,601)

	$(51,799,140)	$(51,390,345)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22

Distributions to shareholders:

SCB Class	$(393,839)	$(2,505,829)

Advisor Class	(7,822,705)	(35,750,006)

Class Z	(3,652,700)	(18,859,533)

	$(11,869,244)	$(57,115,368)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22

Distributions to shareholders:

SCB Class	$(12,438,246)	$(24,555,864)

Advisor Class	(212,132,678)	(385,741,919)

Class Z	(59,947,567)	(120,620,210)

	$(284,518,491)	$(530,917,993)

See Notes to Financial Statements.

2023 Semi-Annual Report	37

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19		YEAR ENDED 9/30/18

Net asset value, beginning of period	$11.36		$15.26	$10.39	$10.78	$12.93		$12.21

Income from investment operations:

Investment income (loss), net (a)(b)	0.03		0.02	(0.02)	0.02	0.02		(0.00	)(c)

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.33		(3.03)	4.93	(0.39)	(1.38)		1.44

Contributions from affiliates	0		0.00 (c)	0	0	0		0.00

Total from investment operations	1.36		(3.01)	4.91	(0.37)	(1.36)		1.44

Less dividends and distributions:

Dividends from net investment income	(0.01)		0	(0.04)	(0.02)	(0.00	)(c)	(0.01)

Distributions from net realized gain on investment transactions	(0.91)		(0.89)	0	0	(0.79)		(0.71)

Total dividends and distributions	(0.92)		(0.89)	(0.04)	(0.02)	(0.79)		(0.72)

Net asset value, end of period	$11.80		$11.36	$15.26	$10.39	$10.78		$12.93

Total return (d)(e)	12.07%		(21.18)%	47.30%	(3.42)%	(10.15)%		12.44%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$7,727		$7,231	$10,119	$7,895	$8,692		$10,865

Average net assets (000 omitted)	$7,873		$9,101	$9,893	$8,175	$9,118		$10,771

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.14%	(f)	1.13%	1.14%	1.14%	1.14%		1.14%

Expenses, before waivers/reimbursements	1.14%	(f)	1.13%	1.14%	1.14%	1.14%		1.14%

Net investment income (loss) (b)	0.57%	(f)	0.13%	(0.17)%	0.19%	0.19%		(0.02)%

Portfolio turnover rate	5%		34%	40%	88%	61%		102%

See Footnote Summary on page 46.

See Notes to Financial Statements.

38	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$11.42		$15.32	$10.43	$10.82	$12.97	$12.25

Income from investment operations

Investment income, net (a)(b)	0.05		0.05	0.01	0.04	0.05	0.03

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.35		(3.05)	4.94	(0.38)	(1.38)	1.44

Contributions from affiliates	0		0.00 (c)	0	0	0	0

Total from investment operations	1.40		(3.00)	4.95	(0.34)	(1.33)	1.47

Less dividends and distributions:

Dividends from net investment income	(0.06)		(0.01)	(0.06)	(0.05)	(0.03)	(0.04)

Distributions from net realized gain on investment transactions	(0.91)		(0.89)	0	0	(0.79)	(0.71)

Total dividends and distributions	(0.97)		(0.90)	(0.06)	(0.05)	(0.82)	(0.75)

Net asset value, end of period	$11.85		$11.42	$15.32	$10.43	$10.82	$12.97

Total return (d)(e)	12.32%		(21.02)%	47.62%	(3.17)%	(9.90)%	12.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$546,481		$500,636	$702,514	$531,943	$734,733	$752,305

Average net assets (000 omitted)	$549,453		$632,321	$687,421	$688,776	$724,908	$718,801

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.89%	(f)	0.88%	0.89%	0.89%	0.89%	0.89%

Expenses, before waivers/reimbursements	0.89%	(f)	0.88%	0.89%	0.89%	0.89%	0.89%

Net investment income (b)	0.82%	(f)	0.38%	0.07%	0.43%	0.44%	0.23%

Portfolio turnover rate	5%		34%	40%	88%	61%	102%

See Footnote Summary on page 46.

See Notes to Financial Statements.

2023 Semi-Annual Report	39

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$11.42		$15.31	$10.42	$10.82	$12.96	$12.24

Income from investment operations

Investment income, net (a)(b)	0.05		0.05	0.01	0.05	0.05	0.03

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.34		(3.03)	4.95	(0.39)	(1.37)	1.44

Contributions from affiliates	0		0.00 (c)	0	0	0	0

Total from investment operations	1.39		(2.98)	4.96	(0.34)	(1.32)	1.47

Less dividends and distributions:

Dividends from net investment income	(0.06)		(0.02)	(0.07)	(0.06)	(0.03)	(0.04)

Distributions from net realized gain on investment transactions	(0.91)		(0.89)	0	0	(0.79)	(0.71)

Total dividends and distributions	(0.97)		(0.91)	(0.07)	(0.06)	(0.82)	(0.75)

Net asset value, end of period	$11.84		$11.42	$15.31	$10.42	$10.82	$12.96

Total return (d)(e)	12.26%		(20.95)%	47.70%	(3.23)%	(9.80)%	12.69%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$124,623		$111,941	$164,837	$116,488	$192,161	$211,869

Average net assets (000 omitted)	$124,845		$144,065	$155,037	$182,516	$190,252	$193,253

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.88%	(f)	0.87%	0.87%	0.87%	0.87%	0.86%

Expenses, before waivers/reimbursements	0.88%	(f)	0.87%	0.87%	0.87%	0.87%	0.86%

Net investment income (b)	0.83%	(f)	0.39%	0.10%	0.46%	0.46%	0.25%

Portfolio turnover rate	5%		34%	40%	88%	61%	102%

See Footnote Summary on page 46.

See Notes to Financial Statements.

40	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$8.90		$13.37	$10.40	$10.40	$12.40	$12.70

Income from investment operations:

Investment income, net (a)(b)	0.07		0.22	0.12	0.10	0.16	0.14

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.90		(4.23)	2.96	0.09	(1.21)	0.02

Total from investment operations	1.97		(4.01)	3.08	0.19	(1.05)	0.16

Less dividends and distributions:

Dividends from net investment income	(0.07)		(0.23)	(0.11)	(0.19)	(0.19)	(0.14)

Distributions from net realized gain on investment transactions	0		(0.23)	0	0	(0.76)	(0.32)

Total dividends and distributions	(0.07)		(0.46)	(0.11)	(0.19)	(0.95)	(0.46)

Net asset value, end of period	$10.80		$8.90	$13.37	$10.40	$10.40	$12.40

Total return (d)	22.23%		(31.01)%	29.79%	1.77%	(8.03)%	1.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$57,599		$48,349	$72,116	$63,328	$64,993	$71,729

Average net assets (000 omitted)	$54,911		$63,185	$72,063	$62,709	$64,757	$76,322

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.33%	(f)	1.32%	1.32%	1.33%	1.35%	1.35%

Expenses, before waivers/reimbursements	1.33%	(f)	1.32%	1.32%	1.34%	1.35%	1.35%

Net investment income (b)	1.30%	(f)	1.87%	0.94%	1.02%	1.50%	1.07%

Portfolio turnover rate	26%		50%	48%	58%	46%	81%

See Footnote Summary on page 46.

See Notes to Financial Statements.

2023 Semi-Annual Report	41

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$8.93		$13.41	$10.42	$10.43	$12.43	$12.72

Income from investment operations

Investment income, net (a)(b)	0.08		0.25	0.15	0.13	0.19	0.18

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.91		(4.23)	2.98	0.08	(1.21)	0.01

Total from investment operations	1.99		(3.98)	3.13	0.21	(1.02)	0.19

Less dividends and distributions:

Dividends from net investment income	(0.11)		(0.27)	(0.14)	(0.22)	(0.22)	(0.16)

Distributions from net realized gain on investment transactions	0		(0.23)	0	0	(0.76)	(0.32)

Total dividends and distributions	(0.11)		(0.50)	(0.14)	(0.22)	(0.98)	(0.48)

Net asset value, end of period	$10.81		$8.93	$13.41	$10.42	$10.43	$12.43

Total return (d)	22.35%		(30.81)%	30.22%	1.90%	(7.70)%	1.53%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$774,704		$655,455	$948,393	$748,799	$791,765	$810,447

Average net assets (000 omitted)	$738,927		$856,686	$896,897	$750,872	$765,916	$745,535

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	(f)	1.07%	1.07%	1.09%	1.10%	1.10%

Expenses, before waivers/reimbursements	1.08%	(f)	1.07%	1.07%	1.09%	1.10%	1.10%

Net investment income (b)	1.54%	(f)	2.14%	1.22%	1.27%	1.77%	1.43%

Portfolio turnover rate	26%		50%	48%	58%	46%	81%

See Footnote Summary on page 46.

See Notes to Financial Statements.

42	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$8.93		$13.41	$10.42	$10.43	$12.43	$12.72

Income from investment operations

Investment income, net (a)(b)	0.08		0.24	0.15	0.13	0.18	0.18

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.91		(4.22)	2.98	0.08	(1.20)	0.02

Total from investment operations	1.99		(3.98)	3.13	0.21	(1.02)	0.20

Less dividends and distributions:

Dividends from net investment income	(0.11)		(0.27)	(0.14)	(0.22)	(0.22)	(0.17)

Distributions from net realized gain on investment transactions	0		(0.23)	0	0	(0.76)	(0.32)

Total dividends and distributions	(0.11)		(0.50)	(0.14)	(0.22)	(0.98)	(0.49)

Net asset value, end of period	$10.81		$8.93	$13.41	$10.42	$10.43	$12.43

Total return (d)	22.35%		(30.81)%	30.22%	1.91%	(7.70)%	1.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$364,109		$300,821	$502,324	$398,208	$400,566	$427,851

Average net assets (000 omitted)	$345,568		$418,569	$478,856	$388,053	$396,772	$424,411

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	(f)	1.07%	1.07%	1.08%	1.10%	1.10%

Expenses, before waivers/reimbursements	1.08%	(f)	1.07%	1.07%	1.08%	1.10%	1.10%

Net investment income (b)	1.55%	(f)	2.03%	1.22%	1.29%	1.75%	1.36%

Portfolio turnover rate	26%		50%	48%	58%	46%	81%

See Footnote Summary on page 46.

See Notes to Financial Statements.

2023 Semi-Annual Report	43

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$9.58		$13.72	$11.58	$11.59	$12.45	$12.69

Income from investment operations:

Investment income, net (a)(b)	0.07		0.36	0.29	0.16	0.24	0.22

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.98		(3.74)	1.98	0.06	(0.79)	(0.11)

Total from investment operations	2.05		(3.38)	2.27	0.22	(0.55)	0.11

Less dividends and distributions:

Dividends from net investment income	(0.40)		(0.30)	(0.13)	(0.23)	(0.18)	(0.09)

Distributions from net realized gain on investment transactions	0		(0.46)	0	0	(0.13)	(0.26)

Total dividends and distributions	(0.40)		(0.76)	(0.13)	(0.23)	(0.31)	(0.35)

Net asset value, end of period	$11.23		$9.58	$13.72	$11.58	$11.59	$12.45

Total return (d)	21.63%		(26.13)%	19.76%	1.81%	(4.22)%	0.86%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$366,033		$312,692	$445,342	$172,253	$175,497	$181,606

Average net assets (000 omitted)	$347,594		$402,301	$404,275	$171,155	$168,856	$179,015

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.96%	(f)	0.94%	0.95%	1.00%	1.00%	1.03%

Expenses, before waivers/reimbursements	0.96%	(f)	0.94%	0.95%	1.00%	1.00%	1.04%

Net investment income (b)	1.37%	(f)	2.91%	2.13%	1.41%	2.07%	1.69%

Portfolio turnover rate	51%		73%	86%	63%	63%	69%

See Footnote Summary on page 46.

See Notes to Financial Statements.

44	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$9.61		$13.76	$11.62	$11.63	$12.50	$12.72

Income from investment operations

Investment income, net (a)(b)	0.09		0.39	0.32	0.19	0.27	0.26

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.98		(3.75)	1.99	0.06	(0.80)	(0.11)

Total from investment operations	2.07		(3.36)	2.31	0.25	(0.53)	0.15

Less dividends and distributions:

Dividends from net investment income	(0.44)		(0.33)	(0.17)	(0.26)	(0.21)	(0.11)

Distributions from net realized gain on investment transactions	0		(0.46)	0	0	(0.13)	(0.26)

Total dividends and distributions	(0.44)		(0.79)	(0.17)	(0.26)	(0.34)	(0.37)

Net asset value, end of period	$11.24		$9.61	$13.76	$11.62	$11.63	$12.50

Total return (d)	21.79%		(25.96)%	20.02%	2.04%	(4.01)%	1.18%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$5,739,234		$4,928,516	$6,617,933	$2,510,243	$2,621,316	$2,568,426

Average net assets (000 omitted)	$5,446,725		$6,230,863	$5,755,397	$2,529,235	$2,501,981	$2,275,780

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.71%	(f)	0.69%	0.70%	0.75%	0.75%	0.77%

Expenses, before waivers/reimbursements	0.71%	(f)	0.70%	0.70%	0.75%	0.75%	0.79%

Net investment income (b)	1.62%	(f)	3.19%	2.39%	1.65%	2.35%	2.05%

Portfolio turnover rate	51%		73%	86%	63%	63%	69%

See Footnote Summary on page 46.

See Notes to Financial Statements.

2023 Semi-Annual Report	45

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18

Net asset value, beginning of period	$9.62		$13.78	$11.63	$11.64	$12.51	$12.73

Income from investment operations

Investment income, net (a)(b)	0.09		0.37	0.30	0.19	0.26	0.25

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.98		(3.74)	2.02	0.05	(0.79)	(0.10)

Total from investment operations	2.07		(3.37)	2.32	0.24	(0.53)	0.15

Less dividends and distributions:

Dividends from net investment income	(0.43)		(0.33)	(0.17)	(0.25)	(0.21)	(0.11)

Distributions from net realized gain on investment transactions	0		(0.46)	0	0	(0.13)	(0.26)

Total dividends and distributions	(0.43)		(0.79)	(0.17)	(0.25)	(0.34)	(0.37)

Net asset value, end of period	$11.26		$9.62	$13.78	$11.63	$11.64	$12.51

Total return (d)	21.84%		(26.01)%	20.07%	2.02%	(4.02)%	1.18%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,562,576		$1,331,970	$2,100,301	$1,349,824	$1,359,213	$1,420,930

Average net assets (000 omitted)	$1,512,124		$1,811,737	$2,067,177	$1,331,995	$1,331,620	$1,390,312

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.72%	(f)	0.71%	0.71%	0.76%	0.76%	0.79%

Expenses, before waivers/reimbursements	0.73%	(f)	0.71%	0.71%	0.76%	0.76%	0.80%

Net investment income (b)	1.59%	(f)	3.03%	2.26%	1.65%	2.31%	1.91%

Portfolio turnover rate	51%		73%	86%	63%	63%	69%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Small Cap Core Portfolio for the year ended September 30, 2021 by 0.01%.
(f)	Annualized, except for certain non-recurring fees.

See Notes to Financial Statements.

46	Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

2023 Semi-Annual Report	47

Notes to Financial Statements (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

48	Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2023:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks (a)	$671,468,769	$0		$0	$671,468,769

Short-Term Investments	5,920,418	0		0	5,920,418

Total Investments in Securities	677,389,187	0		0	677,389,187

Other Financial Instruments (b):

Assets:

Futures	217,085	0		0	217,085	(c)

Liabilities	0	0		0	0

Total	$677,606,272	$0		$0	$677,606,272

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$54,552,627	$212,301,681		$0	$266,854,308

Consumer Discretionary	15,511,746	155,564,139		0	171,075,885

Information Technology	5,496,390	126,990,205		0	132,486,595

Financials	951,285	123,526,247		0	124,477,532

Materials	33,906,174	84,882,797		0	118,788,971

Communication Services	8,786,524	90,651,278		0	99,437,802

Health Care	22,457,252	50,852,172		0	73,309,424

Real Estate	26,615,565	34,939,561		0	61,555,126

Energy	17,052,959	37,949,399		0	55,002,358

Consumer Staples	15,622,337	30,670,122		0	46,292,459

Utilities	12,424,926	16,247,914		0	28,672,840

Short-Term Investments	8,042,520	0		0	8,042,520

Total Investments in Securities	221,420,305	964,575,515	(d)	0	1,185,995,820

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	1,541,451		0	1,541,451

Liabilities:

Forward Currency Exchange Contracts	0	(4,979,759)		0	(4,979,759)

Total	$221,420,305	$961,137,207		$0	$1,182,557,512

2023 Semi-Annual Report	49

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$104,537,307	$1,280,398,168		$0	$1,384,935,475

Industrials	0	1,340,237,480		0	1,340,237,480

Consumer Discretionary	117,617,676	1,033,983,307		0	1,151,600,983

Information Technology	26,837,200	1,099,777,244		0	1,126,614,444

Health Care	0	760,536,013		0	760,536,013

Consumer Staples	165,642,005	468,436,662		0	634,078,667

Materials	100,313,374	391,167,315		0	491,480,689

Energy	0	371,545,699		0	371,545,699

Real Estate	0	104,840,412		0	104,840,412

Communication Services	0	49,118,528		0	49,118,528

Short-Term Investments	130,055,124	0		0	130,055,124

Total Investments in Securities	645,002,686	6,900,040,828	(d)	0	7,545,043,514

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	42,594,563		0	42,594,563

Liabilities:

Forward Currency Exchange Contracts	0	(44,354,694)		0	(44,354,694)

Total	$645,002,686	$6,898,280,697		$0	$7,543,283,383

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes

50	Bernstein Fund, Inc.

in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2022, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

2023 Semi-Annual Report	51

Notes to Financial Statements (continued)

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 28, 2024. During the six months ended March 31, 2023, there were no such reimbursement/waivers.

During the year ended September 30, 2022, the Adviser reimbursed the Small Cap Core Portfolio $3,193 for trading losses incurred due to trade entry errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2023, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $102,433; International Small Cap Portfolio, $104,728; and International Strategic Equities Portfolio, $266,259.

52	Bernstein Fund, Inc.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell SCB Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios’ Class A and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”), advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense.

For the six months ended March 31, 2023, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$2,303

International Small Cap	8,249

International Strategic Equities	27,416

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2023 is as follows:

PORTFOLIO	MARKET VALUE 9/30/22 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/23 (000)	DIVIDEND INCOME (000)
Small Cap Core	$1,374	$37,808	$33,262	$5,920	$89

International Small Cap	18,404	101,058	111,419	8,043	308

International Strategic Equities	74,286	814,424	758,655	130,055	1,024

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2023, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$37,285,364	$0	$54,736,296	$0

International Small Cap	289,720,087	0	291,026,298	0

International Strategic Equities	3,667,904,970	0	4,081,180,186	0

2023 Semi-Annual Report	53

Notes to Financial Statements (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

PORTFOLIO	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
	APPRECIATION	(DEPRECIATION)
Small Cap Core	$189,320,450	$(63,203,550)	$126,116,900

International Small Cap	183,451,337	(120,018,170)	63,433,167

International Strategic Equities	984,021,452	(220,784,971)	763,236,481

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2023, the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

54	Bernstein Fund, Inc.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2023, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2023, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts	Receivable for variation margin on futures	$217,085	*

Total		$217,085

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,239,877)	$2,164,568

Total		$(1,239,877)	$2,164,568

2023 Semi-Annual Report	55

Notes to Financial Statements (continued)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,541,451	Unrealized depreciation on forward currency exchange contracts	$4,979,759

Total		$1,541,451		$4,979,759

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(2,848,996)	$(2,669,323)

Total		$(2,848,996)	$(2,669,323)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$42,594,563	Unrealized depreciation on forward currency exchange contracts	$44,354,694

Total		$42,594,563		$44,354,694

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(59,020,639)	$(30,051,928)

Total		$(59,020,639)	$(30,051,928)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2023:

SMALL CAP CORE PORTFOLIO	AMOUNT
Futures:

Average notional amount of buy contracts	$14,812,363

INTERNATIONAL SMALL CAP PORTFOLIO	AMOUNT
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$148,050,296

Average principal amount of sale contracts	$157,654,138

56	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	AMOUNT
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$2,348,431,043

Average principal amount of sale contracts	$2,560,670,347

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$5,233	$(5,233)	$0	$0	$0

Barclays Bank PLC	6,923	(6,923)	0	0	0

BNP Paribas SA	14,080	(14,080)	0	0	0

Citibank, NA	284,707	(284,707)	0	0	0

Deutsche Bank AG	96,771	(63,696)	0	0	33,075

JPMorgan Chase Bank, NA	54,896	0	0	0	54,896

Morgan Stanley Capital Services, Inc.	1,002,489	(972,669)	0	0	29,820

State Street Bank & Trust Co.	76,352	(19,763)	0	0	56,589

Total	$1,541,451	$(1,367,071)	$0	$0	$174,380	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$957,173	$(5,233)	$0	$0	$951,940

Barclays Bank PLC	196,002	(6,923)	0	0	189,079

BNP Paribas SA	210,791	(14,080)	0	0	196,711

Citibank, NA	1,401,168	(284,707)	(608,000)	0	508,461

Deutsche Bank AG	63,696	(63,696)	0	0	0

Goldman Sachs Bank USA	35,574	0	0	0	35,574

HSBC Bank USA	926,279	0	0	0	926,279

Morgan Stanley Capital Services, Inc.	972,669	(972,669)	0	0	0

Natwest Markets PLC	196,644	0	0	0	196,644

State Street Bank & Trust Co.	19,763	(19,763)	0	0	0

Total	$4,979,759	$(1,367,071)	$(608,000)	$0	$3,004,688	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2023 Semi-Annual Report	57

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$16,314,061	$(10,549,723)	$(5,358,000)	$0	$406,338

Barclays Bank PLC	5,200,724	(4,626,737)	0	0	573,987

BNP Paribas SA	286,841	(286,841)	0	0	0

Citibank, NA	12,165,968	(718,953)	(6,373,000)	0	5,074,015

Deutsche Bank AG	88,937	(88,937)	0	0	0

Goldman Sachs Bank USA	2,658,976	(95,520)	(226,000)	0	2,337,456

HSBC Bank USA	898,194	(898,194)	0	0	0

JPMorgan Chase Bank, NA	10,006	(10,006)	0	0	0

Morgan Stanley Capital Services, Inc.	2,480,796	(652,310)	(1,373,000)	0	455,486

Standard Chartered Bank	50,472	0	0	0	50,472

State Street Bank & Trust Co.	2,439,588	(17,156)	0	0	2,422,432

Total	$42,594,563	$(17,944,377)	$(13,330,000)	$0	$11,320,186	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Australia and New Zealand Banking Group Ltd.	$81,633	$0	$0	$0	$81,633

Bank of America, NA	10,549,723	(10,549,723)	0	0	0

Barclays Bank PLC	4,626,737	(4,626,737)	0	0	0

BNP Paribas SA	994,961	(286,841)	0	0	708,120

Citibank, NA	718,953	(718,953)	0	0	0

Deutsche Bank AG	365,534	(88,937)	0	0	276,597

Goldman Sachs Bank USA	95,520	(95,520)	0	0	0

HSBC Bank USA	21,446,632	(898,194)	0	0	20,548,438

JPMorgan Chase Bank, NA	1,482,202	(10,006)	0	0	1,472,196

Morgan Stanley Capital Services, Inc.	652,310	(652,310)	0	0	0

Societe Generale	629,919	0	0	0	629,919

State Street Bank & Trust Co.	17,156	(17,156)	0	0	0

UBS AG	2,693,414	0	(151,000)	0	2,542,414

Total	$44,354,694	$(17,944,377)	$(151,000)	$0	$26,259,317	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

58	Bernstein Fund, Inc.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

PORTFOLIO	2022	2021
Small Cap Core

Distributions paid from:

Ordinary income	$1,025,873	$3,943,698

Long-term capital gains	50,364,472	0

Total distributions paid	$51,390,345	$3,943,698

International Small Cap

Distributions paid from:

Ordinary income	$30,557,817	$15,502,777

Long-term capital gains	26,557,551	0

Total distributions paid	$57,115,368	$15,502,777

International Strategic Equities

Distributions paid from:

Ordinary income	$243,649,242	$57,001,223

Long-term capital gains	287,268,751	0

Total distributions paid	$530,917,993	$57,001,223

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(a)	UNREALIZED APPRECIATION (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$2,041,698	$50,932,940	$0	$48,739,141	$101,713,779

International Small Cap	9,937,061	0	(20,251,098)	(190,289,864)	(200,603,901)

International Strategic Equities	252,896,017	0	(356,902,921)	(1,090,693,269)	(1,194,700,173)

(a)

During the fiscal year ended September 30, 2022 International Small Cap Portfolio, and International Strategic Equities Portfolio deferred $20,251,098, and $356,902,921, respectively, in post-October losses. These losses will be treated as arising on October 1, 2022.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

2023 Semi-Annual Report	59

Notes to Financial Statements (continued)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2022, the Portfolios did not have any capital loss carryforwards.

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). The value of the U.S. Dollar has recently appreciated in value against most foreign currencies, which may negatively affect the value of the Portfolios’ foreign investments when converted to U.S. Dollars.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

60	Bernstein Fund, Inc.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest-rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s recent invasion of Ukraine, the United States, the European Union and the regulatory bodies of certain other countries instituted numerous sanctions against certain Russian individuals and Russian entities. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian stocks. These sanctions could result in the immediate freeze of Russian securities, including securities in the form of ADRs, impairing the ability of the Portfolios to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of small-mid-capitalization companies generally are more volatile than those of large- capitalization companies and are more likely to be adversely affected than large- capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small- and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of

2023 Semi-Annual Report	61

Notes to Financial Statements (continued)

certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and

62	Bernstein Fund, Inc.

transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares has been allocated to share classes that are currently not offered.

2023 Semi-Annual Report	63

Notes to Financial Statements (continued)

Share transactions for each Portfolio for the six months ended March 31, 2023 and the year ended September 30, 2022, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22
SCB Class Shares

Shares sold	8,898	13,143	$104,732	$193,157

Shares issued to shareholders on reinvestment of dividends and distributions	37,241	23,104	435,726	350,482

Shares redeemed	(27,998)	(62,871)	(337,938)	(858,857)

Net increase (decrease)	18,141	(26,624)	$202,520	$(315,218)

Advisor Class Shares

Shares sold	1,983,465	2,450,082	$23,900,372	$33,739,686

Shares issued to shareholders on reinvestment of dividends and distributions	3,109,329	1,859,599	36,472,429	28,321,701

Shares redeemed	(2,779,891)	(6,348,125)	(33,760,484)	(85,599,146)

Net increase (decrease)	2,312,903	(2,038,444)	$26,612,317	$(23,537,759)

Class Z Shares

Shares sold	0	0	$0	$0

Shares issued to shareholders on reinvestment of dividends and distributions	811,079	640,513	9,505,845	9,748,601

Shares redeemed	(86,473)	(1,601,805)	(1,093,880)	(22,380,146)

Net increase (decrease)	724,606	(961,292)	$8,411,965	$(12,631,545)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22
SCB Class Shares

Shares sold	139,927	248,402	$1,395,975	$2,850,191

Shares issued to shareholders on reinvestment of dividends and distributions	29,013	169,965	294,487	2,190,852

Shares redeemed	(267,380)	(382,350)	(2,716,346)	(4,528,837)

Net increase (decrease)	(98,440)	36,017	$(1,025,884)	$512,206

64	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22
Advisor Class Shares

Shares sold	4,422,179	8,249,348	$45,128,271	$96,638,908

Shares issued to shareholders on reinvestment of dividends and distributions	591,756	2,422,656	6,006,321	31,252,262

Shares redeemed	(6,753,638)	(8,003,644)	(68,704,756)	(90,003,101)

Net increase (decrease)	(1,739,703)	2,668,360	$(17,570,164)	$37,888,069

Class Z Shares

Shares sold	0	0	$0	$0

Shares issued to shareholders on reinvestment of dividends and distributions	359,872	1,461,979	3,652,700	18,859,533

Shares redeemed	(368,323)	(5,237,233)	(3,996,306)	(62,573,036)

Net decrease	(8,451)	(3,775,254)	$(343,606)	$(43,713,503)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22
SCB Class Shares

Shares sold	2,347,615	1,720,671	$25,538,382	$20,925,628

Shares issued to shareholders on reinvestment of dividends and distributions	849,321	1,624,656	8,960,335	21,412,972

Shares redeemed	(3,256,273)	(3,153,455)	(34,225,104)	(38,941,876)

Net increase (decrease)	(59,337)	191,872	$273,613	$3,396,724

Advisor Class Shares

Shares sold	44,085,427	54,297,935	$478,271,712	$671,081,324

Shares issued to shareholders on reinvestment of dividends and distributions	15,155,312	26,045,963	159,888,547	343,806,709

Shares redeemed	(61,679,554)	(48,417,009)	(648,527,820)	(581,680,341)

Net increase (decrease)	(2,438,815)	31,926,889	$(10,367,561)	$433,207,692

2023 Semi-Annual Report	65

Notes to Financial Statements (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22	SIX MONTHS ENDED 3/31/23 (UNAUDITED)	YEAR ENDED 9/30/22
Class Z Shares

Shares sold	20,492	1,807,260	$223,160	$20,361,000

Shares issued to shareholders on reinvestment of dividends and distributions	5,671,482	9,124,070	59,947,564	120,620,206

Shares redeemed	(5,360,197)	(24,945,635)	(59,684,363)	(307,178,499)

Net increase (decrease)	331,777	(14,014,305)	$486,361	$(166,197,293)

At March 31, 2023, certain AllianceBerstein mutual funds owned 13%, 22% and 14% of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio, respectively, in aggregate of the Portfolios’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolios’ performance.

NOTE 7.	Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

66	Bernstein Fund, Inc.

Bernstein Fund, Inc.

BOARD OF DIRECTORS

Debra Perry(1)

Chair

R. Jay Gerken(1)

Director

Jeffrey R. Holland(1)

Director

William Kristol(1)

Director

Michelle McCloskey(1)

Director

Donald K. Peterson(1)

Director

OFFICERS

Alex Chaloff

President

Andrew Birse(2)

Vice President

Peter Chocian(2)

Vice President

Vivian Chen(2)

Vice President

Samantha S. Lau(2)

Vice President

Stuart Rae(2)

Vice President

Erik A. Turenchalk(2)

Vice President

Nelson Yu(2)

Vice President

Nancy E. Hay

Secretary

Michael B. Reyes

Senior Vice President

Joseph J. Mantineo,

Treasurer and Chief Financial Officer

Phyllis J. Clarke,

Controller

Jennifer Friedland

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

State Street Corporation CCB/5

One Congress Street, Suite 1

Boston, MA 02114

DISTRIBUTORS*

Sanford C. Bernstein & Co., LLC

1345 Avenue of the Americas

New York, NY 10105

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

(1)	Member of the Audit Committee, the Governance, Nominating and Compensation Committee, and the Independent Directors Committee.
(2)	The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Mr. Rae and Ms. Chen are the investment professionals with the most significant responsibility for the day-to-day management of the International Strategic Equities Portfolio. Messrs. Birse, Chocian and Yu are the investment professionals with the most significant responsibility for the day-to-day management of the International Small Cap Portfolio. Ms. Lau and Mr. Turenchalk are the investment professionals with the most significant responsibility for the day-to-day management of the Small Cap Core Portfolio.
*	Sanford C. Bernstein & Co., LLC acts as distributor of SCB Class shares of each Portfolio. AllianceBernstein Investments, Inc. acts as the principal underwriter and distributor of the Portfolios’ Advisor Class and Class Z shares. Advisor Class shares and Class Z shares are not subject to the Rule 12b-1 asset-based sales charges.

2023 Semi-Annual Report	67

Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

68	Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, including the Directors who are not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of the International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)(the “Investment Management Agreement”) at a meeting held on October 26-27, 2022.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement between the Fund and the Adviser, counsel to the Independent Directors sent a letter to the Adviser dated August 10, 2022, that contained a list of information requested by the Independent Directors to conduct their annual review. The Board of Directors, including the Independent Directors, met by video conference and received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 29, 2022, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and the independent fee consultant in executive sessions. Following the September 29, 2022 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their independent counsel dated October 6, 2022, and the Adviser provided certain additional information by means of a memorandum dated October 19, 2022. On October 26-27, 2022, the Board of Directors held a meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and the materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the September 29, 2022 and October 26-27, 2022 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

2023 Semi-Annual Report	69

Board Consideration of Investment Management Arrangement (continued)

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from Strategic Insight, an independent provider of investment company data. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients. In particular, with respect to the International Strategic Equities Portfolio, the Board noted that the Portfolio’s strategy included a greater allocation to emerging markets securities, versus certain other international portfolios managed by the Adviser that did not have a similar allocation to emerging markets securities.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to continue fee waivers and/or expense caps applicable to the International Small Cap and Small Cap Core Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, and the Adviser’s initiative in identifying and raising potential issues with the Directors. The Board also considered the Adviser’s responsiveness, frankness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement organizational and other changes designed to improve investment results and the services provided to the Portfolios. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s commitment to strong research and investment management capabilities throughout changing market environments. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year and 5-year periods ended July 31, 2022 and versus each Portfolio’s benchmark index for the 1-year, 3-year, 5-year and since inception for the relevant periods, as well as the most recently available Morningstar rating for the Portfolios. The Board also received certain updated performance information as of September 30, 2022. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

Where the Portfolios had underperformed their peer groups or benchmark indices, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve

70	Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement (continued)

performance. The Directors noted generally the Adviser’s continued efforts to enhance the services provided to the Portfolios, including enhancements to portfolio management models. The Directors also noted that they would continue to monitor investment performance closely.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2020 and 2021, which had been reviewed by an independent consultant. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. In this regard, the Board considered that two other portfolios previously managed by the Adviser had been merged into the International Strategic Equities Portfolio in 2021, thereby increasing the Portfolio’s assets under management. As a result, there was a decrease in the effective fee rate of the International Strategic Equities Portfolio as a result of the increased assets. The Directors discussed other possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, recent effective fee rate reductions for the International Strategic Equities Portfolio, breakpoint arrangements as currently in effect for the International Strategic Equities Portfolio, the fact that the International Small Cap and Small Cap Core Portfolios are research-intensive and may be capacity-constrained, expense caps and waivers applying to the International Small Cap and Small Cap Core Portfolios, and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements. The Directors also noted that they would continue to monitor the growth of the Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and

2023 Semi-Annual Report	71

Board Consideration of Investment Management Arrangement (continued)

dealers that execute purchases and sales of securities on behalf of its clients on an agency basis). The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
International Strategic Equities Portfolio	0.75% on the first $2.5 billion; 0.65% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.60% of assets in excess of $5 billion.

International Small Cap Portfolio	1.00% of assets.

Small Cap Core Portfolio	0.80% of assets.

72	Bernstein Fund, Inc.

Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC-0152-0323

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 29, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 29, 2023